T. ROWE PRICE Spectrum Conservative Allocation Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 1.6%
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class D
2.74%, 12/8/22  1,005,000 1,011
AmeriCredit Automobile Receivables Trust
Series 2018-2, Class D
4.01%, 7/18/24  210,000 223
AmeriCredit Automobile Receivables Trust
Series 2019-1, Class B
3.13%, 2/18/25  185,000 191
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  225,000 228
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (1) 768,075 790
Ares LVII
Series 2020-57A, Class A, CLO, FRN
3M USD LIBOR + 1.32%, 1.564%, 10/25/31 (1) 610,000 610
Avis Budget Rental Car Funding AESOP
Series 2017-1A, Class A
3.07%, 9/20/23 (1) 480,000 497
Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class A
4.00%, 3/20/25 (1) 875,000 954
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25 (1) 210,000 227
Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 1.024%, 1/20/28 (1) 368,785 369
Barings
Series 2016-2A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.304%, 7/20/28 (1) 513,268 513
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 1.741%, 4/15/29 (1) 280,000 278
BlueMountain
Series 2015-2A, Class A1R, CLO, FRN
3M USD LIBOR + 0.93%, 1.153%, 7/18/27 (1) 374,630 375
Capital One Multi-Asset Execution Trust
Series 2005-B3, Class B3, FRN
3M USD LIBOR + 0.55%, 0.791%, 5/15/28  615,000 608
Carlyle Global Market Strategies
Series 2015-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.00%, 1.219%, 7/28/28 (1) 392,185 392

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Carmax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26  735,000 761
Carmax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  1,050,000 1,043
CIFC Funding
Series 2015-4A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 1.374%, 10/20/27 (1) 517,151 517
CIFC Funding
Series 2020-3A, Class A1, CLO, FRN
3M USD LIBOR + 1.35%, 1.555%, 10/20/31 (1) 560,000 562
CNH Equipment Trust
Series 2017-C, Class B
2.54%, 5/15/25  60,000 61
Cole Park
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.05%, 1.274%, 10/20/28 (1) 601,283 601
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 279,300 295
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 263,675 276
Dryden
Series 2020-86A, Class A, CLO, FRN
3M USD LIBOR + 1.65%, 1.873%, 7/17/30 (1) 1,175,000 1,178
Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (1) 20,566 21
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  225,000 225
GM Financial Automobile Leasing Trust
Series 2020-3, Class C
1.11%, 10/21/24  250,000 252
GM Financial Consumer Automobile Receivables Trust
Series 2017-3A, Class C
2.52%, 3/16/23 (1) 200,000 202
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class C
1.48%, 8/15/25 (1) 410,000 417
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class C
1.31%, 10/15/25 (1) 240,000 243
Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 1.374%, 10/20/28 (1) 521,461 522

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 537,625 573
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 38,152 39
Hyundai Auto Receivables Trust
Series 2016-B, Class D
2.68%, 9/15/23  365,000 366
Hyundai Auto Receivables Trust
Series 2020-C, Class C
1.08%, 12/15/27  425,000 424
Jack in the Box Funding
Series 2019-1A, Class A2I
3.982%, 8/25/49 (1) 560,763 576
Madison Park Funding XXXIII
Series 2019-33A, Class A, CLO, FRN
3M USD LIBOR + 1.33%, 1.571%, 10/15/32 (1) 805,000 809
Madison Park Funding XXXVII
Series 2019-37A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 1.541%, 7/15/32 (1) 335,000 335
Magnetite XVIII
Series 2016-18A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.274%, 11/15/28 (1) 510,000 510
Magnetite XXV
Series 2020-25A, Class B, CLO, FRN
3M USD LIBOR + 1.55%, 1.455%, 1/25/32 (1) 255,000 255
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (1) 14,120 14
Navient Private Education Loan Trust
Series 2017-A, Class A2A
2.88%, 12/16/58 (1) 117,921 120
Navient Private Education Loan Trust
Series 2018-BA, Class A2A
3.61%, 12/15/59 (1) 416,264 436
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 693,396 715
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 395,000 404
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 450,000 438
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 213,739 215

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 343,025 346
Navient Private Education Refi Loan Trust
Series 2021-A, Class A
0.84%, 5/15/69 (1) 330,000 330
Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M USD LIBOR + 1.13%, 1.353%, 10/19/31 (1) 470,000 470
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 1/20/32 (1)(2) 1,190,000 1,190
Neuberger Berman Loan Advisers
Series 2020-38A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.524%, 10/20/32 (1) 590,000 591
Neuberger Berman XVI
Series 2017-16SA, Class A, CLO, FRN
3M USD LIBOR + 0.85%, 1.091%, 1/15/28 (1) 595,798 596
OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.12%, 1.344%, 7/20/29 (1) 830,000 830
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.65%, 1.874%, 7/20/29 (1) 475,000 475
OCP
Series 2020-19A, Class A1, CLO, FRN
3M USD LIBOR + 1.75%, 1.974%, 7/20/31 (1) 535,000 536
Octagon Investment Partners
Series 2016-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.18%, 1.398%, 1/24/33 (1) 825,000 827
Octagon Investment Partners XXIII
Series 2015-1A, Class A1R, CLO, FRN
3M USD LIBOR + 0.85%, 1.091%, 7/15/27 (1) 369,144 369
Octagon Investment Partners XXIII
Series 2015-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 1.441%, 7/15/27 (1) 435,000 430
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 1.233%, 7/17/29 (1) 606,132 606
OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 1.393%, 10/17/29 (1) 476,252 476
Palmer Square
Series 2020-2A, Class A1A, CLO, FRN
3M USD LIBOR + 1.70%, 1.941%, 7/15/31 (1) 505,000 506
Reese Park
Series 2020-1A, Class A1, CLO, FRN
3M USD LIBOR + 1.32%, 1.561%, 10/15/32 (1) 570,000 570

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (1) 715,000 741
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (1) 162,437 169
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 280,633 291
SMB Private Education Loan Trust
Series 2015-B, Class A2A
2.98%, 7/15/27 (1) 91,328 93
SMB Private Education Loan Trust
Series 2015-C, Class A3, FRN
1M USD LIBOR + 1.95%, 2.062%, 8/16/32 (1) 555,000 569
SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (1) 79,795 83
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1) 202,999 209
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 621,572 670
SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M USD LIBOR + 0.72%, 0.832%, 1/15/37 (1) 171,331 172
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 489,341 518
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 745,000 735
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 490,000 489
Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 1.121%, 4/15/28 (1) 923,284 922
Symphony XXIII
Series 2020-23A, Class A, CLO, FRN
3M USD LIBOR + 1.32%, 1.487%, 1/15/34 (1) 1,190,000 1,194
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 4/20/33 (1)(2) 355,000 355
Taco Bell Funding
Series 2018-1A, Class A2I
4.318%, 11/25/48 (1) 933,513 942

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Verizon Owner Trust
Series 2018-1A, Class C
3.20%, 9/20/22 (1) 420,000 424
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M USD LIBOR + 1.06%, 1.284%, 10/20/29 (1) 655,000 655
Total Asset-Backed Securities (Cost $38,583) 39,050
BOND MUTUAL FUNDS 25.6%
T. Rowe Price Dynamic Global Bond Fund - I Class, 2.06% (3)(4) 20,086,251 201,666
T. Rowe Price Inflation Protected Bond Fund - I Class, (0.48)% (3)
(4) 602 8
T. Rowe Price Institutional Emerging Markets Bond Fund,
4.41% (3)(4) 14,103,850 116,075
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
3.35% (3)(4) 6,340,843 61,887
T. Rowe Price Institutional High Yield Fund - Institutional Class,
3.45% (3)(4) 12,694,149 111,581
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
1.12% (3)(4) 14,050,173 142,890
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, (0.81)% (3)(4) 26,264 139
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
1.66% (3)(4) 738,105 8,400
Total Bond Mutual Funds (Cost $636,147) 642,646
COMMON STOCKS 35.7%
COMMUNICATION SERVICES 4.3%
Diversified Telecommunication Services 0.2%
KT (KRW)  22,576 523
Nippon Telegraph & Telephone (JPY)  141,500 3,666
Telecom Italia (EUR)  1,078,808 578
4,767
Entertainment 0.8%
Cinemark Holdings  9,800 220
Live Nation Entertainment (5) 11,438 1,016
Netflix (5) 12,965 6,986
Roku (5) 470 186
Sea, ADR (5) 20,182 4,757
Spotify Technology (5) 5,985 1,840
Walt Disney (5) 30,123 5,694

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Zynga, Class A (5) 47,338 528
21,227
Interactive Media & Services 3.0%
Alphabet, Class A (5) 1,907 3,856
Alphabet, Class C (5)(6) 18,362 37,401
Facebook, Class A (5)(6) 66,106 17,030
Kuaishou Technology (HKD) (5) 3,100 123
Match Group (5) 17,250 2,637
NAVER (KRW)  3,661 1,219
Pinterest, Class A (5) 2,197 177
Snap, Class A (5) 55,482 3,643
Tencent Holdings (HKD)  111,390 9,690
Z Holdings (JPY)  154,300 942
76,718
Media 0.2%
Advantage Solutions (5) 7,918 72
Advantage Solutions, Warrants, 12/31/26 (5) 2,460 4
Cable One  419 802
Charter Communications, Class A (5) 686 421
Comcast, Class A  13,027 687
CyberAgent (JPY)  19,500 1,178
National CineMedia  21,738 103
Stroeer (EUR)  9,401 843
WPP (GBP)  118,834 1,421
5,531
Wireless Telecommunication Services 0.1%
SoftBank Group (JPY)  13,300 1,241
T-Mobile US (5) 1,137 137
Vodafone Group, ADR  72,459 1,245
2,623
Total Communication Services 110,866
CONSUMER DISCRETIONARY 4.4%
Auto Components 0.2%
Aptiv  3,756 563
Autoliv, SDR (SEK)  10,122 891
Denso (JPY)  14,800 894
Gentherm (5) 5,685 402
Magna International  24,635 2,074
Stanley Electric (JPY)  28,700 856
Stoneridge (5) 6,393 196
Sumitomo Rubber Industries (JPY)  30,700 345
6,221

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Automobiles 0.3%
General Motors  76,553 3,929
Honda Motor (JPY)  18,400 509
Suzuki Motor (JPY)  21,900 955
Toyota Motor (JPY)  36,700 2,712
8,105
Diversified Consumer Services 0.0%
Bright Horizons Family Solutions (5) 2,504 400
Strategic Education  523 47
Terminix Global Holdings (5) 1,223 55
502
Hotels, Restaurants & Leisure 0.7%
BJ's Restaurants (5) 10,247 569
Bloomin' Brands  4,948 123
Chipotle Mexican Grill (5) 1,297 1,870
Chuy's Holdings (5) 11,335 465
Compass Group (GBP) (5) 57,890 1,175
Denny's (5) 12,800 225
Domino's Pizza  277 96
Drive Shack (5) 17,941 47
Fiesta Restaurant Group (5) 19,184 293
Hilton Worldwide Holdings  16,317 2,018
Marriott International, Class A  7,704 1,141
McDonald's  7,192 1,482
Papa John's International  8,117 732
Red Robin Gourmet Burgers (5) 6,671 205
Starbucks  15,484 1,673
Yum! Brands  41,275 4,273
16,387
Household Durables 0.2%
Cavco Industries (5) 940 198
Lennar, Class A  7,999 664
Panasonic (JPY)  91,800 1,187
Persimmon (GBP)  27,833 1,009
Skyline Champion (5) 8,801 389
Sony (JPY)  16,400 1,732
TRI Pointe Group (5) 8,706 165
5,344
Internet & Direct Marketing Retail 1.9%
A Place for Rover, Acquisition Date: 5/25/18, Cost $3 (5)(7) 402 4
Alibaba Group Holding, ADR (5) 38,578 9,172
Amazon.com (5)(6) 9,907 30,642

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ASOS (GBP) (5) 25,894 2,028
Booking Holdings (5) 999 2,326
DoorDash, Class A (5) 1,324 224
Etsy (5) 3,358 740
JD.com, ADR (5) 5,173 486
Pinduoduo, ADR (5) 3,523 603
Poshmark, Class A (5) 1,244 72
RealReal (5) 8,500 217
THG (GBP) (5) 23,162 228
Zalando (EUR) (5) 15,489 1,592
48,334
Multiline Retail 0.2%
Dollar General  14,255 2,694
Dollar Tree (5) 485 47
Next (GBP) (5) 11,168 1,183
Ollie's Bargain Outlet Holdings (5) 8,233 681
4,605
Specialty Retail 0.5%
Burlington Stores (5) 3,789 981
Carvana (5) 4,049 1,148
Five Below (5) 1,037 193
Home Depot  7,899 2,041
Kingfisher (GBP) (5) 355,773 1,319
L Brands  6,027 329
Michaels (5) 19,478 292
Monro  7,174 445
Petco Health & Wellness (5) 5,273 105
RH (5) 712 349
Ross Stores  24,299 2,834
TJX  39,885 2,632
Vroom (5) 4,794 212
12,880
Textiles, Apparel & Luxury Goods 0.4%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost $49 (5)(7)(8) 4,500 52
Capri Holdings (5) 6,800 317
EssilorLuxottica (EUR)  7,644 1,247
Kering (EUR)  1,544 976
Lululemon Athletica (5) 5,681 1,771
Moncler (EUR) (5) 22,427 1,387
NIKE, Class B  18,646 2,513
Samsonite International (HKD) (5) 240,600 468
Steven Madden  2,300 85

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
VF  1,637 130
8,946
Total Consumer Discretionary 111,324
CONSUMER STAPLES 1.0%
Beverages 0.1%
Boston Beer, Class A (5) 1,406 1,446
Diageo (GBP)  39,615 1,558
Kirin Holdings (JPY)  31,200 615
3,619
Food & Staples Retailing 0.1%
Seven & i Holdings (JPY) (9) 42,200 1,608
Welcia Holdings (JPY) (9) 14,200 453
2,061
Food Products 0.5%
Barry Callebaut (CHF)  395 855
Cal-Maine Foods (5) 9,535 363
Darling Ingredients (5) 13,356 842
Mondelez International, Class A  8,715 463
Nestle (CHF)  56,659 5,913
Nomad Foods (5) 11,776 278
Post Holdings (5) 4,991 479
Sanderson Farms  2,489 380
TreeHouse Foods (5) 10,048 503
Utz Brands  15,582 394
Wilmar International (SGD)  355,700 1,400
11,870
Household Products 0.0%
Procter & Gamble  7,591 938
938
Personal Products 0.3%
BellRing Brands, Class A (5) 4,153 94
Estee Lauder, Class A  636 182
L'Oreal (EUR)  5,852 2,136
Pola Orbis Holdings (JPY)  12,400 284
Unilever (GBP)  74,870 3,903
6,599
Total Consumer Staples 25,087
ENERGY 0.5%
Energy Equipment & Services 0.1%
Cactus, Class A  4,045 129

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Computer Modelling Group (CAD)  10,484 47
Dril-Quip (5) 2,800 95
Halliburton  22,826 498
Liberty Oilfield Services, Class A  26,940 315
NexTier Oilfield Solutions (5) 38,214 178
Worley (AUD)  118,218 1,006
2,268
Oil, Gas & Consumable Fuels 0.4%
Chevron  4,700 470
Devon Energy  13,500 291
Diamondback Energy  8,553 592
Equinor (NOK)  90,360 1,714
Magnolia Oil & Gas, Class A (5) 31,913 385
Royal Dutch Shell, Class B, ADR  21,384 831
Seven Generations Energy, Class A (CAD) (5) 10,374 68
TOTAL (EUR)  62,613 2,920
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $9 (5)(7)(8) 3 17
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $134 (5)(7)(8) 37 206
Williams  68,611 1,567
9,061
Total Energy 11,329
FINANCIALS 5.0%
Banks 1.7%
Atlantic Capital Bancshares (5) 6,186 126
Australia & New Zealand Banking Group (AUD)  56,536 1,135
Bank of America  121,088 4,203
BankUnited  17,916 720
BNP Paribas (EUR) (5) 32,148 1,911
Citizens Financial Group  10,266 446
Close Brothers Group (GBP)  18,549 403
Columbia Banking System  4,430 196
CrossFirst Bankshares (5) 9,849 131
DBS Group Holdings (SGD)  37,267 738
Dime Community Bancshares  5,476 161
DNB (NOK) (9) 116,420 2,262
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $24 (5)(7)(8) 2,412 29
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $12 (5)(7)(8) 1,185 14
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (5)(7)(8) 360 1
East West Bancorp  7,474 539

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Equity Bancshares, Class A (5) 5,410 141
Erste Group Bank (EUR) (5) 22,831 750
FB Financial  9,387 398
First Bancshares  6,598 212
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $41 (5)(7)(8) 4,129 28
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (5)(7)(8) 803 2
Heritage Commerce  19,134 182
Heritage Financial  6,634 172
Home BancShares  20,327 497
ING Groep (EUR)  148,177 1,623
Intesa Sanpaolo (EUR) (5) 289,721 745
Investors Bancorp  18,412 246
JPMorgan Chase  38,850 5,717
Live Oak Bancshares  8,596 474
Lloyds Banking Group (GBP) (5) 1,917,123 1,045
Mitsubishi UFJ Financial Group (JPY)  182,900 962
National Bank of Canada (CAD)  30,840 1,942
Origin Bancorp  7,565 259
Pacific Premier Bancorp  11,718 472
Pinnacle Financial Partners  9,446 767
PNC Financial Services Group  12,305 2,072
Popular  3,951 264
Professional Holding, Class A (5) 4,068 65
Prosperity Bancshares  4,603 338
Sandy Spring Bancorp  5,745 216
Seacoast Banking (5) 13,914 500
Signature Bank  3,434 750
South State  6,773 534
Standard Chartered (GBP) (5) 66,285 429
Sumitomo Mitsui Trust Holdings (JPY)  21,989 726
Svenska Handelsbanken, Class A (SEK) (5) 121,866 1,285
United Overseas Bank (SGD)  67,600 1,241
Webster Financial  6,955 385
Wells Fargo  130,081 4,705
Western Alliance Bancorp  10,149 929
44,088
Capital Markets 1.3%
Altimeter Growth (5) 10,543 142
Bluescape Opportunities Acquisition (5) 13,492 158
Cboe Global Markets  5,983 592
Charles Schwab  105,599 6,518
dMY Technology Group II, Class A (5) 3,300 63
Goldman Sachs Group  23,104 7,381

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Intercontinental Exchange  10,062 1,110
Macquarie Group (AUD)  9,819 1,075
Morgan Stanley  185,586 14,266
MSCI  154 64
S&P Global  5,663 1,865
StepStone Group, Class A (5) 10,359 373
XP, Class A (5) 5,126 226
33,833
Consumer Finance 0.1%
Capital One Financial  7,319 880
Encore Capital Group (5) 7,190 240
PRA Group (5) 7,971 294
PROG Holdings  9,225 461
SLM  15,700 248
2,123
Diversified Financial Services 0.2%
Challenger (AUD)  99,289 492
Element Fleet Management (CAD)  135,326 1,327
Equitable Holdings  136,684 4,042
Mitsubishi UFJ Lease & Finance (JPY)  97,600 526
6,387
Insurance 1.6%
AIA Group (HKD)  63,200 797
American International Group  122,668 5,391
Assurant  4,176 515
Aviva (GBP)  174,382 883
AXA (EUR)  111,258 2,798
Axis Capital Holdings  8,832 446
Chubb  25,526 4,150
Direct Line Insurance Group (GBP)  90,859 406
Hanover Insurance Group  3,347 386
Hartford Financial Services Group  27,435 1,391
Loews  4,717 226
Marsh & McLennan  15,554 1,792
MetLife  68,923 3,970
Munich Re (EUR)  9,780 2,877
PICC Property & Casualty, Class H (HKD)  984,000 744
Ping An Insurance Group, Class H (HKD)  76,500 947
Principal Financial Group  7,616 431
Safety Insurance Group  1,529 121
Sampo, Class A (EUR)  42,572 1,895
Selective Insurance Group  9,117 618
Selectquote (5) 5,071 155

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
State Auto Financial  3,388 63
Storebrand (NOK) (5) 154,251 1,315
Sun Life Financial (CAD) (9) 40,190 1,934
Tokio Marine Holdings (JPY)  34,000 1,689
Travelers  12,468 1,814
Willis Towers Watson  229 51
Zurich Insurance Group (CHF)  3,794 1,549
39,354
Thrifts & Mortgage Finance 0.1%
Capitol Federal Financial  13,317 177
Essent Group  8,546 353
Housing Development Finance (INR)  28,492 986
Meridian Bancorp  15,675 263
PennyMac Financial Services  8,803 521
Sterling Bancorp  9,904 51
2,351
Total Financials 128,136
HEALTH CARE 4.6%
Biotechnology 0.5%
AbbVie  22,098 2,381
Abcam, ADR (5) 4,398 105
ACADIA Pharmaceuticals (5) 2,094 103
Acceleron Pharma (5) 3,051 415
Agios Pharmaceuticals (5) 3,748 178
Allogene Therapeutics (5) 1,602 56
Apellis Pharmaceuticals (5) 1,068 51
Arcutis Biotherapeutics (5) 1,080 37
Argenx, ADR (5) 2,489 823
Ascendis Pharma, ADR (5) 3,725 577
Avidity Biosciences (5) 1,220 29
Blueprint Medicines (5) 3,715 365
Cerevel Therapeutics Holdings (5) 2,675 41
CRISPR Therapeutics (5) 640 80
Enanta Pharmaceuticals (5) 300 15
Exact Sciences (5) 334 45
Flame Biosciences, Acquisition Date: 9/28/20, Cost $20 (5)(7)(8) 3,075 20
G1 Therapeutics (5) 1,642 36
Generation Bio (5) 7,070 247
Global Blood Therapeutics (5) 6,923 295
Homology Medicines (5) 2,750 30
IGM Biosciences (5) 1,713 150
Incyte (5) 8,041 632
Insmed (5) 12,020 430

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Intellia Therapeutics (5) 1,475 89
Iovance Biotherapeutics (5) 1,214 45
Kodiak Sciences (5) 5,030 649
Legend Biotech, ADR (5) 592 16
MeiraGTx Holdings (5) 2,103 31
Orchard Therapeutics, ADR (5) 5,431 38
PTC Therapeutics (5) 852 49
Radius Health (5) 18,891 352
RAPT Therapeutics (5) 1,814 33
Replimune Group (5) 844 29
Scholar Rock Holding (5) 6,547 354
Seagen (5) 1,656 250
TG Therapeutics (5) 689 30
Turning Point Therapeutics (5) 2,272 268
Ultragenyx Pharmaceutical (5) 5,254 744
Vertex Pharmaceuticals (5) 6,940 1,475
Xencor (5) 5,866 289
Zentalis Pharmaceuticals (5) 1,018 43
11,925
Health Care Equipment & Supplies 1.4%
Abbott Laboratories  13,044 1,562
Alcon (CHF) (5) 7,754 534
Align Technology (5) 617 350
AtriCure (5) 5,089 332
Avanos Medical (5) 8,285 381
Axonics Modulation Technologies (5) 1,603 81
Becton Dickinson & Company  415 100
Danaher  40,307 8,854
DENTSPLY SIRONA  1,869 99
Elekta, Class B (SEK)  73,185 987
ICU Medical (5) 1,669 346
Intuitive Surgical (5) 4,861 3,582
iRhythm Technologies (5) 3,190 513
JAND, Class A, Acquisition Date: 3/9/18, Cost $54 (5)(7)(8) 3,441 84
Koninklijke Philips (EUR) (5) 70,754 3,863
Medtronic  29,874 3,494
Mesa Laboratories  457 124
Nevro (5) 2,017 333
NuVasive (5) 3,209 194
Outset Medical (5) 725 36
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $114 (5)(7)(8) 30,352 51
Penumbra (5) 959 273
Pulmonx (5) 663 38
Quidel (5) 4,383 720
Siemens Healthineers (EUR)  23,795 1,319

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Stryker  25,110 6,094
Zimmer Biomet Holdings  1,995 325
34,669
Health Care Providers & Services 1.1%
Accolade (5) 2,038 90
Alignment Healthcare Partners, Acquisition Date: 2/28/20,
Cost $75 (5)(7)(8) 6,228 76
Amedisys (5) 2,561 650
Anthem  13,015 3,946
Centene (5) 25,036 1,466
Cigna  13,597 2,854
Cross Country Healthcare (5) 8,435 94
Fresenius (EUR)  31,894 1,366
Hanger (5) 15,047 331
HCA Healthcare  33,468 5,758
Humana  1,889 717
ModivCare (5) 2,527 324
Molina Healthcare (5) 4,668 1,012
Oak Street Health (5) 911 48
Option Care Health (5) 5,030 97
Pennant Group (5) 4,441 234
U.S. Physical Therapy  3,131 367
UnitedHealth Group  21,077 7,002
26,432
Health Care Technology 0.0%
Certara (5) 1,452 50
Veeva Systems, Class A (5) 2,479 695
745
Life Sciences Tools & Services 0.5%
Adaptive Biotechnologies (5) 2,564 145
Agilent Technologies  21,609 2,638
Bruker  10,255 625
Evotec (EUR) (5)(9) 18,639 721
PPD (5) 6,102 214
Quanterix (5) 1,315 100
Seer (5) 1,019 49
Seer, Class A, Acquisition Date: 12/8/20, Cost $34 (5)(7) 1,799 82
Thermo Fisher Scientific  16,571 7,458
12,032
Pharmaceuticals 1.1%
Arvinas (5) 665 52
Astellas Pharma (JPY)  167,400 2,647
AstraZeneca, ADR  30,500 1,476

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Atea Pharmaceuticals (5) 1,179 89
Bausch Health (5) 27,311 858
Bayer (EUR)  30,961 1,881
Cara Therapeutics (5) 2,776 51
Catalent (5) 7,818 889
Elanco Animal Health (5) 45,869 1,507
Eli Lilly and Company  12,555 2,572
GlaxoSmithKline, ADR  37,890 1,273
Ipsen (EUR)  7,384 629
Novartis (CHF)  36,940 3,181
Novo Nordisk, Class B (DKK)  9,668 690
Otsuka Holdings (JPY)  29,500 1,177
Reata Pharmaceuticals, Class A (5) 1,894 231
Roche Holding (CHF)  10,674 3,502
Sanofi (EUR)  31,577 2,898
Takeda Pharmaceutical, ADR  30,353 507
TherapeuticsMD (5) 65,894 100
Zoetis  7,478 1,161
27,371
Total Health Care 113,174
INDUSTRIALS & BUSINESS SERVICES 4.0%
Aerospace & Defense 0.1%
BWX Technologies  3,208 186
Meggitt (GBP) (5) 232,047 1,376
Parsons (5) 3,510 125
Safran (EUR) (5) 7,110 969
Teledyne Technologies (5) 2,053 762
3,418
Air Freight & Logistics 0.2%
FedEx  8,201 2,087
United Parcel Service, Class B  13,770 2,173
4,260
Airlines 0.1%
Alclear Holdings, Class B, Acquisition Date: 3/6/18 - 12/13/18,
Cost $137 (5)(7)(8)(10) 917 266
Southwest Airlines  26,557 1,544
United Airlines Holdings (5) 486 25
1,835
Building Products 0.1%
Gibraltar Industries (5) 7,874 688
Johnson Controls International  33,741 1,882

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
PGT Innovations (5) 11,118 262
2,832
Commercial Services & Supplies 0.1%
ADT  35,256 268
Brink's  5,886 452
Cintas  2,191 711
Copart (5) 473 52
Heritage-Crystal Clean (5) 6,194 163
MSA Safety  1,958 315
Rentokil Initial (GBP) (5) 59,276 386
Tetra Tech  1,628 225
2,572
Electrical Equipment 0.4%
ABB (CHF)  63,574 1,830
Array Technologies (5) 5,498 204
AZZ  9,682 495
Hubbell  6,499 1,154
Legrand (EUR)  10,344 899
Mitsubishi Electric (JPY)  133,000 1,970
Prysmian (EUR)  37,025 1,189
Schneider Electric (EUR)  6,818 1,008
Shoals Technologies Group, Class A (5) 8,505 277
Thermon Group Holdings (5) 3,810 78
9,104
Industrial Conglomerates 0.9%
DCC (GBP)  12,640 1,021
General Electric  776,692 9,740
Honeywell International  23,421 4,739
Melrose Industries (GBP) (5) 676,769 1,573
Roper Technologies  3,782 1,428
Siemens (EUR)  28,996 4,487
22,988
Machinery 0.9%
Caterpillar  30,157 6,510
Chart Industries (5) 5,049 723
Deere  16,671 5,820
Enerpac Tool Group  18,060 446
ESCO Technologies  5,699 602
Federal Signal  5,033 183
Fortive  9,300 612
Graco  6,658 462
Helios Technologies  5,443 356
Ingersoll Rand (5) 14,209 658

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
John Bean Technologies  5,165 762
KION Group (EUR)  15,466 1,307
Knorr-Bremse (EUR)  6,815 868
Marel (ISK)  16,278 114
Meritor (5) 15,455 469
Mueller Water Products, Class A  22,883 295
Parker-Hannifin  686 197
SMC (JPY)  900 534
SPX (5) 6,361 354
Stanley Black & Decker  1,252 219
THK (JPY)  21,100 686
Toro  3,729 376
22,553
Marine 0.0%
Matson  8,357 579
579
Professional Services 0.4%
Booz Allen Hamilton Holding  5,084 392
Clarivate (5) 34,968 795
CoStar Group (5) 1,851 1,525
Equifax  1,410 228
Huron Consulting Group (5) 2,100 107
Jacobs Engineering Group  24,478 2,817
Recruit Holdings (JPY)  32,300 1,614
TechnoPro Holdings (JPY)  13,500 986
Teleperformance (EUR)  2,898 1,027
Upwork (5) 13,967 753
10,244
Road & Rail 0.4%
Canadian Pacific Railway  231 82
Central Japan Railway (JPY)  5,800 956
CSX  3,126 286
Kansas City Southern  387 82
Knight-Swift Transportation Holdings  9,347 404
Landstar System  1,800 288
Norfolk Southern  17,956 4,526
Saia (5) 1,632 328
Union Pacific  9,750 2,008
8,960
Trading Companies & Distributors 0.4%
Air Lease  2,406 110
Ashtead Group (GBP)  25,209 1,370
Bunzl (GBP)  22,097 690

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Mitsubishi (JPY)  33,600 953
Rush Enterprises, Class A  7,446 316
SiteOne Landscape Supply (5) 5,681 900
Sumitomo (JPY)  76,600 1,116
United Rentals (5) 11,684 3,475
8,930
Total Industrials & Business Services 98,275
INFORMATION TECHNOLOGY 8.1%
Communications Equipment 0.1%
Infinera (5) 4,000 40
LM Ericsson, Class B (SEK)  169,835 2,122
2,162
Electronic Equipment, Instruments & Components 0.3%
CTS  12,510 402
Hamamatsu Photonics (JPY)  19,800 1,169
Keysight Technologies (5) 3,395 480
Largan Precision (TWD)  5,000 591
Littelfuse  1,835 477
Murata Manufacturing (JPY)  19,900 1,706
National Instruments  11,791 524
Novanta (5) 5,968 790
Omron (JPY)  10,200 828
TE Connectivity  5,566 724
7,691
IT Services 1.9%
Amadeus IT Group, A Shares (EUR) (5) 9,316 650
ANT International, Class C, Acquisition Date: 6/7/18, Cost $481 (5)
(7)(8) 85,814 692
Automatic Data Processing  947 165
Euronet Worldwide (5) 2,902 436
Fidelity National Information Services  9,315 1,285
Fiserv (5) 44,908 5,181
Global Payments  28,374 5,618
Kratos Defense & Security Solutions (5) 15,293 420
Mastercard, Class A  18,733 6,629
MongoDB (5) 1,363 526
NTT Data (JPY)  115,800 1,778
PayPal Holdings (5) 32,914 8,553
Repay Holdings (5) 4,031 88
ServiceTitan, Acquisition Date: 11/9/18, Cost $4 (5)(7)(8) 151 6
Shopify, Class A (5) 1,134 1,453
Snowflake, Class A (5) 373 97
Square, Class A (5) 617 142

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
StoneCo, Class A (5) 2,843 244
Twilio, Class A (5) 1,248 490
Visa, Class A  52,653 11,183
Wix.com (5) 4,142 1,444
47,080
Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices (5) 24,480 2,069
Analog Devices  19,680 3,067
Applied Materials  70,609 8,345
ASML Holding (EUR)  5,287 2,998
ASML Holding  3,885 2,203
Broadcom  15,764 7,407
Entegris  11,163 1,174
KLA  1,349 420
Lam Research  1,529 867
Lattice Semiconductor (5) 22,038 1,061
Marvell Technology Group  42,491 2,052
Maxim Integrated Products  5,948 554
Microchip Technology  1,936 296
Micron Technology (5) 23,668 2,166
Monolithic Power Systems  1,203 451
NVIDIA  9,599 5,266
NXP Semiconductors  40,672 7,425
PDF Solutions (5) 8,347 153
QUALCOMM  55,585 7,570
Renesas Electronics (JPY) (5) 61,200 673
Semtech (5) 2,500 183
Taiwan Semiconductor Manufacturing (TWD)  230,719 5,041
Texas Instruments  15,814 2,724
Tokyo Electron (JPY)  3,600 1,501
65,666
Software 2.5%
Atlassian, Class A (5) 2,647 629
Ceridian HCM Holding (5) 6,908 619
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $36 (5)(7)(8) 1,585 39
Citrix Systems  4,113 549
Coupa Software (5) 1,718 595
Crowdstrike Holdings, Class A (5) 1,225 265
Descartes Systems Group (5) 11,716 686
DocuSign (5) 4,049 918
Duck Creek Technologies (5) 729 35
Five9 (5) 4,735 877
Fortinet (5) 159 27
Intuit  15,769 6,152

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Manhattan Associates (5) 1,856 228
Microsoft (6) 119,405 27,747
nCino (5) 3,866 264
Paycom Software (5) 1,965 735
Proofpoint (5) 3,465 419
RingCentral, Class A (5) 145 55
salesforce.com (5) 25,048 5,423
SAP (EUR)  12,762 1,579
ServiceNow (5) 13,045 6,959
Splunk (5) 9,841 1,407
SS&C Technologies Holdings  10,273 681
Synopsys (5) 12,848 3,150
Toast, Acquisition Date: 9/14/18, Cost $— (5)(7)(8) 9 1
Workday, Class A (5) 3,728 914
Workiva (5) 1,982 201
Zendesk (5) 976 143
Zoom Video Communications, Class A (5) 2,587 967
62,264
Technology Hardware, Storage & Peripherals 0.7%
Apple (6) 110,924 13,451
Samsung Electronics (KRW)  52,160 3,822
17,273
Total Information Technology 202,136
MATERIALS 2.0%
Chemicals 0.8%
Air Liquide (EUR)  9,758 1,470
Akzo Nobel (EUR)  12,294 1,271
Albemarle  2,195 345
Asahi Kasei (JPY)  114,700 1,244
BASF (EUR)  16,569 1,356
Covestro (EUR)  33,751 2,444
Element Solutions  38,582 696
International Flavors & Fragrances  12,307 1,668
Johnson Matthey (GBP)  37,079 1,585
Linde  18,505 4,520
Minerals Technologies  5,265 375
PPG Industries  12,612 1,700
Quaker Chemical  1,979 559
Sherwin-Williams  657 447
Tosoh (JPY)  10,700 197
Umicore (EUR)  19,990 1,174
21,051

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Containers & Packaging 0.5%
Amcor, CDI (AUD)  67,630 739
Avery Dennison  7,756 1,359
Ball  1,438 123
International Paper  77,859 3,866
Packaging Corp. of America  28,977 3,826
Westrock  87,753 3,825
13,738
Metals & Mining 0.6%
Alcoa (5) 10,556 259
Antofagasta (GBP)  75,803 1,892
BHP Group (AUD)  55,101 2,083
BHP Group (GBP)  54,850 1,742
Constellium (5) 28,428 376
ERO Copper (CAD) (5) 21,500 379
Franco-Nevada (CAD)  1,711 183
Freeport-McMoRan (5) 106,271 3,604
Haynes International  5,257 147
IGO (AUD)  288,228 1,555
Northern Star Resources (AUD)  42,980 333
Rio Tinto (AUD)  7,087 695
South32 (AUD)  335,555 713
Southern Copper  15,541 1,109
15,070
Paper & Forest Products 0.1%
Domtar  5,867 218
Stora Enso, Class R (EUR)  66,779 1,315
West Fraser Timber (CAD)  4,686 320
1,853
Total Materials 51,712
REAL ESTATE 0.8%
Equity Real Estate Investment Trusts 0.7%
American Campus Communities, REIT  9,759 400
Community Healthcare Trust, REIT  2,754 121
CubeSmart, REIT  8,784 325
EastGroup Properties, REIT  5,226 711
First Industrial Realty Trust, REIT  4,588 196
Flagship Communities, REIT  2,635 40
Great Portland Estates (GBP)  100,844 953
JBG SMITH Properties, REIT  12,861 408
Prologis, REIT  78,364 7,763
PS Business Parks, REIT  3,947 572

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Regency Centers, REIT  1,760 96
Rexford Industrial Realty, REIT  9,302 444
Scentre Group (AUD)  299,138 662
Welltower, REIT  28,683 1,948
Weyerhaeuser, REIT  98,813 3,347
17,986
Real Estate Management & Development 0.1%
Altus Group (CAD)  226 10
FirstService  6,853 1,037
Mitsui Fudosan (JPY)  74,900 1,703
2,750
Total Real Estate 20,736
UTILITIES 1.0%
Electric Utilities 0.4%
American Electric Power  1,615 121
Evergy  841 45
FirstEnergy  16,915 560
IDACORP  3,926 338
MGE Energy  1,846 118
NextEra Energy  74,763 5,494
Southern  62,494 3,545
Xcel Energy  1,939 114
10,335
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  114,000 395
Chesapeake Utilities  3,967 419
ONE Gas  7,159 479
Southwest Gas Holdings  8,366 522
1,815
Independent Power & Renewable Electricity Producers 0.1%
AES  34,470 916
Electric Power Development (JPY)  38,000 621
NextEra Energy Partners  4,238 308
1,845
Multi-Utilities 0.4%
Ameren  15,707 1,104
Dominion Energy  2,875 196
DTE Energy  1,267 149
Engie (EUR) (5) 127,613 1,858
National Grid (GBP)  112,289 1,263
NorthWestern  1,837 107

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Public Service Enterprise Group  42,110 2,267
Sempra Energy  34,245 3,972
WEC Energy Group  2,476 200
11,116
Water Utilities 0.0%
California Water Service Group  4,647 255
Middlesex Water  3,347 230
SJW Group  4,974 312
797
Total Utilities 25,908
Total Miscellaneous Common Stocks  0.0% (11) 269
Total Common Stocks (Cost $465,539) 898,952
CONVERTIBLE PREFERRED STOCKS 0.2%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Rivian Automotive, Series D, Acquisition Date: 12/23/19,
Cost $107 (5)(7)(8) 10,000 368
Rivian Automotive, Series E, Acquisition Date: 7/10/20,
Cost $163 (5)(7)(8) 10,520 388
Rivian Automotive, Series F, Acquisition Date: 1/19/21,
Cost $899 (5)(7)(8) 24,401 899
1,655
Diversified Consumer Services 0.0%
1stdibs.com, Series D, Acquisition Date: 2/7/19, Cost $44 (5)(7)(8) 8,813 73
73
Hotels, Restaurants & Leisure 0.0%
Cava Group, Series E, Acquisition Date: 6/23/20, Cost $124 (5)(7)
(8) 5,461 124
124
Internet & Direct Marketing Retail 0.0%
A Place for Rover, Series G, Acquisition Date: 5/11/18,
Cost $43 (5)(7) 5,748 57
Roofoods, Series F, Acquisition Date: 9/12/17, Cost $139 (5)(7)(8) 393 345
Roofoods, Series G, Acquisition Date: 5/16/19, Cost $6 (5)(7)(8) 13 11
413
Textiles, Apparel & Luxury Goods 0.0%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost $16 (5)(7)(8) 1,470 17
Allbirds, Series B, Acquisition Date: 10/10/18, Cost $3 (5)(7)(8) 260 3

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Allbirds, Series C, Acquisition Date: 10/9/18, Cost $27 (5)(7)(8) 2,470 28
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost $9 (5)(7)(8) 790 9
57
Total Consumer Discretionary 2,322
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $100 (5)(7)(8) 5,409 179
Total Consumer Staples 179
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $41 (5)(7)(8) 14,745 41
41
Health Care Equipment & Supplies 0.0%
JAND, Series E, Acquisition Date: 3/9/18, Cost $67 (5)(7)(8) 4,246 104
JAND, Series F, Acquisition Date: 4/3/20, Cost $101 (5)(7)(8) 5,187 127
Kardium, Series D6, Acquisition Date: 1/8/21, Cost $45 (5)(7)(8) 44,249 45
276
Health Care Providers & Services 0.0%
Bright Health, Series E, Acquisition Date: 9/16/20, Cost $111 (5)
(7)(8) 5,417 111
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $84 (5)(7)(8) 34,928 84
195
Life Sciences Tools & Services 0.0%
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $61 (5)(7)(8) 4,451 61
61
Total Health Care 573
INDUSTRIALS & BUSINESS SERVICES 0.0%
Machinery 0.0%
Xometry, Series A-2, Acquisition Date: 7/20/20, Cost $7 (5)(7)(8) 795 8
Xometry, Series B, Acquisition Date: 7/20/20, Cost $3 (5)(7)(8) 273 2
Xometry, Series C, Acquisition Date: 7/20/20, Cost $3 (5)(7)(8) 283 3
Xometry, Series D, Acquisition Date: 7/20/20, Cost $2 (5)(7)(8) 220 2
Xometry, Series E, Acquisition Date: 7/20/20, Cost $22 (5)(7)(8) 1,591 22
Xometry, Series Seed-1, Acquisition Date: 9/4/20, Cost $11 (5)(7)
(8) 1,432 11

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Xometry, Series Seed-2, Acquisition Date: 9/4/20, Cost $5 (5)(7)(8) 630 5
53
Road & Rail 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $68 (5)(7)(8) 9,621 112
Convoy, Series D, Acquisition Date: 10/30/19, Cost $85 (5)(7)(8) 6,236 73
185
Total Industrials & Business Services 238
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $— (5)
(7)(8) 3 —
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $40 (5)(7)
(8) 1,534 60
60
Software 0.1%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $32 (5)(7)(8) 2,328 57
Checkr, Series D, Acquisition Date: 9/6/19, Cost $99 (5)(7)(8) 3,266 80
Databricks, Series G, Acquisition Date: 2/1/21, Cost $93 (5)(7)(8) 527 93
Flexe, Series C, Acquisition Date: 11/18/20, Cost $44 (5)(7)(8) 3,599 44
Haul Hub, Series B, Acquisition Date: 2/14/20, Cost $26 (5)(7)(8) 1,767 26
Nuro, Series C, Acquisition Date: 10/30/20, Cost $66 (5)(7)(8) 5,053 66
Plex Systems Holdings, Series B, Acquisition Date: 6/9/14,
Cost $25 (5)(7)(8) 10,891 39
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $58 (5)(7)(8) 1,854 82
Seismic Software, Series F, Acquisition Date: 9/25/20, Cost $6 (5)
(7)(8) 141 6
Toast, Series B, Acquisition Date: 9/14/18, Cost $1 (5)(7)(8) 78 10
Toast, Series D, Acquisition Date: 6/27/18, Cost $99 (5)(7)(8) 5,711 734
Toast, Series F, Acquisition Date: 2/14/20, Cost $22 (5)(7)(8) 484 62
1,299
Total Information Technology 1,359
MATERIALS 0.0%
Chemicals 0.0%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $79 (5)(7)(8) 1,910 79
Total Materials 79

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
UTILITIES 0.0%
Electric Utilities 0.0%
Southern, Series A, 6.75%, 8/1/22  7,960 384
Total Utilities 384
Total Convertible Preferred Stocks (Cost $3,484) 5,134
CORPORATE BONDS 6.1%
AbbVie, 2.95%, 11/21/26  400,000 433
AbbVie, 3.20%, 11/21/29  295,000 320
AbbVie, 4.05%, 11/21/39  260,000 299
AbbVie, 4.25%, 11/21/49  380,000 441
AbbVie, 4.70%, 5/14/45  600,000 723
AbbVie, 4.875%, 11/14/48  870,000 1,113
Adani Electricity Mumbai, 3.949%, 2/12/30  1,200,000 1,236
AerCap Ireland Capital, 3.50%, 5/26/22  150,000 154
AerCap Ireland Capital, 3.50%, 1/15/25  150,000 158
AerCap Ireland Capital, 4.625%, 7/1/22  300,000 315
AerCap Ireland Capital, 4.875%, 1/16/24  355,000 387
AerCap Ireland Capital, 6.50%, 7/15/25  150,000 176
AIA Group, 3.90%, 4/6/28 (1) 765,000 855
AIB Group, VR, 4.263%, 4/10/25 (1)(12) 480,000 525
Aker, 2.875%, 1/15/26 (1) 150,000 155
Alexandria Real Estate Equities, 3.95%, 1/15/27  455,000 513
Alexandria Real Estate Equities, 3.95%, 1/15/28  655,000 739
Alexandria Real Estate Equities, 4.70%, 7/1/30  105,000 125
American Campus Communities Operating Partnership, 2.85%,
2/1/30  770,000 789
American Campus Communities Operating Partnership, 3.30%,
7/15/26  315,000 344
American Campus Communities Operating Partnership, 3.625%,
11/15/27  265,000 294
Anglo American Capital, 4.125%, 9/27/22 (1) 465,000 490
APT Pipelines, 3.875%, 10/11/22 (1) 300,000 313
APT Pipelines, 4.25%, 7/15/27 (1) 288,000 326
Arrow Electronics, 4.00%, 4/1/25  510,000 555
AT&T, 1.65%, 2/1/28  150,000 147
AT&T, 2.25%, 2/1/32  420,000 402
AT&T, 2.30%, 6/1/27  425,000 440
AT&T, 2.55%, 12/1/33 (1) 445,000 427
AT&T, 2.75%, 6/1/31  920,000 934
AT&T, 3.50%, 9/15/53 (1) 960,000 893
AT&T, 3.80%, 12/1/57 (1) 926,000 881
AT&T, 4.30%, 2/15/30  290,000 332

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
AT&T, 4.35%, 3/1/29  260,000 299
Ausgrid Finance, 3.85%, 5/1/23 (1)(9) 285,000 300
Ausgrid Finance, 4.35%, 8/1/28 (1) 440,000 497
Avnet, 3.75%, 12/1/21  405,000 414
Avolon Holdings Funding, 2.75%, 2/21/28 (1) 315,000 300
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 615,000 643
Avolon Holdings Funding, 4.25%, 4/15/26 (1) 125,000 132
Avolon Holdings Funding, 4.375%, 5/1/26 (1) 300,000 318
Baidu, 2.875%, 7/6/22  960,000 983
Baidu, 3.625%, 7/6/27  680,000 749
Baidu, 3.875%, 9/29/23  545,000 587
Banco Santander, 3.49%, 5/28/30  200,000 216
Bank of America, 3.248%, 10/21/27  1,420,000 1,552
Bank of America, VR, 1.898%, 7/23/31 (12) 1,330,000 1,286
Bank of America, VR, 2.496%, 2/13/31 (12) 450,000 461
Bank of America, VR, 2.592%, 4/29/31 (12) 600,000 618
Bank of America, VR, 3.419%, 12/20/28 (12) 175,000 193
Bank of America, VR, 3.559%, 4/23/27 (12) 1,195,000 1,318
Bank of America, VR, 4.271%, 7/23/29 (12) 875,000 1,013
Barclays, VR, 2.852%, 5/7/26 (12) 685,000 723
Barclays, VR, 3.932%, 5/7/25 (12) 1,010,000 1,099
BAT Capital, 3.557%, 8/15/27  1,280,000 1,387
BAT International Finance, 1.668%, 3/25/26  175,000 176
BBVA Bancomer, 4.375%, 4/10/24 (1)(9) 550,000 600
BBVA Bancomer, VR, 5.125%, 1/18/33 (12) 400,000 422
Becton Dickinson & Company, 1.957%, 2/11/31  535,000 527
Becton Dickinson & Company, 2.823%, 5/20/30  325,000 341
Becton Dickinson & Company, 3.70%, 6/6/27  1,294,000 1,448
Becton Dickinson & Company, 3.734%, 12/15/24  325,000 357
Becton Dickinson & Company, 3.794%, 5/20/50  390,000 431
Becton Dickinson & Company, 4.669%, 6/6/47  915,000 1,131
BNP Paribas, VR, 1.323%, 1/13/27 (1)(12) 255,000 254
Boardwalk Pipelines, 3.375%, 2/1/23  150,000 156
Boardwalk Pipelines, 3.40%, 2/15/31  385,000 397
Boardwalk Pipelines, 4.45%, 7/15/27  175,000 198
Boardwalk Pipelines, 4.95%, 12/15/24  415,000 470
Boardwalk Pipelines, 5.95%, 6/1/26  430,000 507
Booking Holdings, 4.10%, 4/13/25  190,000 212
Booking Holdings, 4.50%, 4/13/27  200,000 234
Booking Holdings, 4.625%, 4/13/30  235,000 280
Boral Finance, 3.00%, 11/1/22 (1) 70,000 72
Boral Finance, 3.75%, 5/1/28 (1) 915,000 968
Boston Properties, 3.25%, 1/30/31  670,000 708
British Telecommunications, 3.25%, 11/8/29 (1) 510,000 546
Brixmor Operating Partnership, 3.65%, 6/15/24  272,000 295
Brixmor Operating Partnership, 3.85%, 2/1/25  625,000 680

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Brixmor Operating Partnership, 4.05%, 7/1/30  260,000 285
Brixmor Operating Partnership, 4.125%, 5/15/29  940,000 1,046
Cameron LNG, 2.902%, 7/15/31 (1) 175,000 185
Cameron LNG, 3.302%, 1/15/35 (1) 190,000 205
Cameron LNG, 3.701%, 1/15/39 (1) 145,000 159
Cardinal Health, 3.75%, 9/15/25  402,000 444
Cardinal Health, 4.50%, 11/15/44  95,000 104
Cardinal Health, 4.90%, 9/15/45  100,000 116
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (1) 1,100,000 1,190
Charter Communications Operating, 2.30%, 2/1/32  475,000 465
Charter Communications Operating, 2.80%, 4/1/31  1,055,000 1,070
Charter Communications Operating, 3.75%, 2/15/28  550,000 603
Charter Communications Operating, 4.20%, 3/15/28  425,000 476
Charter Communications Operating, 4.80%, 3/1/50  145,000 159
Charter Communications Operating, 5.125%, 7/1/49  175,000 202
Charter Communications Operating, 5.75%, 4/1/48  35,000 43
Charter Communications Operating, 6.484%, 10/23/45  110,000 148
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29  445,000 481
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  135,000 157
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24  285,000 330
Cigna, 2.40%, 3/15/30  195,000 198
Cigna, 3.40%, 3/1/27  105,000 115
Cigna, 3.40%, 3/15/50  655,000 667
Cigna, 4.125%, 11/15/25  985,000 1,112
Cigna, 4.50%, 2/25/26  845,000 968
Citigroup, VR, 3.106%, 4/8/26 (12) 500,000 538
CNO Financial Group, 5.25%, 5/30/25  277,000 317
Comcast, 3.25%, 11/1/39  360,000 382
Country Garden Holdings, 5.125%, 1/17/25  200,000 210
Country Garden Holdings, 6.15%, 9/17/25  450,000 501
Credit Suisse Group, VR, 2.193%, 6/5/26 (1)(12) 695,000 720
Credit Suisse Group, VR, 2.593%, 9/11/25 (1)(12) 745,000 784
Credit Suisse Group, VR, 4.194%, 4/1/31 (1)(12) 660,000 747
Crown Castle International, 4.45%, 2/15/26  780,000 886
Crown Castle Towers, 3.222%, 5/15/22 (1) 65,000 65
Crown Castle Towers, 3.663%, 5/15/25 (1) 695,000 743
CVS Health, 1.30%, 8/21/27  380,000 371
CVS Health, 1.875%, 2/28/31  330,000 318
CVS Health, 2.70%, 8/21/40  150,000 142
CVS Health, 3.625%, 4/1/27  510,000 566
CVS Health, 4.25%, 4/1/50  470,000 545
CVS Health, 5.05%, 3/25/48  990,000 1,253
CVS Health, 5.125%, 7/20/45  25,000 32
Daimler Finance North America, 1.45%, 3/2/26 (1) 570,000 571
Daimler Finance North America, 2.45%, 3/2/31 (1) 210,000 212
Danske Bank, 3.875%, 9/12/23 (1) 5,000 5

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Danske Bank, 5.375%, 1/12/24 (1) 320,000 360
Danske Bank, VR, 3.001%, 9/20/22 (1)(12) 200,000 202
Danske Bank, VR, 3.244%, 12/20/25 (1)(12) 685,000 734
Diamondback Energy, 3.25%, 12/1/26  515,000 543
Discover Financial Services, 3.75%, 3/4/25  875,000 955
Discover Financial Services, 4.10%, 2/9/27  645,000 728
Ecolab, 4.80%, 3/24/30  45,000 55
Edison International, 4.95%, 4/15/25  30,000 34
Enel Finance International, 3.625%, 5/25/27 (1) 755,000 833
Energy Transfer Operating, 2.90%, 5/15/25  175,000 184
Energy Transfer Operating, 3.75%, 5/15/30  675,000 707
Energy Transfer Operating, 4.20%, 4/15/27  880,000 944
Energy Transfer Operating, 4.50%, 4/15/24  120,000 131
Energy Transfer Operating, 4.95%, 6/15/28  180,000 203
Energy Transfer Operating, 5.00%, 5/15/50  85,000 89
Energy Transfer Operating, 5.25%, 4/15/29  265,000 306
Energy Transfer Operating, 5.50%, 6/1/27  80,000 93
Energy Transfer Operating, 5.875%, 1/15/24  320,000 358
Energy Transfer Operating, 6.00%, 6/15/48  345,000 393
Energy Transfer Operating, 6.25%, 4/15/49  135,000 158
Eni, Series X-R, 4.75%, 9/12/28 (1) 595,000 693
Equitable Holdings, 4.35%, 4/20/28  640,000 731
Essex Portfolio, 3.375%, 4/15/26  375,000 413
Essex Portfolio, 3.625%, 5/1/27  580,000 642
Falabella, 4.375%, 1/27/25 (9) 1,100,000 1,210
GE Capital International Funding, 3.373%, 11/15/25  1,045,000 1,140
General Electric, 5.55%, 1/5/26  405,000 481
General Motors Financial, 3.20%, 7/6/21  65,000 66
General Motors Financial, 4.00%, 10/6/26  225,000 251
General Motors Financial, 4.30%, 7/13/25  465,000 516
General Motors Financial, 4.35%, 4/9/25  489,000 540
General Motors Financial, 5.10%, 1/17/24  105,000 117
GLP Capital, 3.35%, 9/1/24  120,000 128
Goldman Sachs Group, 3.50%, 11/16/26  540,000 593
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 45,000 46
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 145,000 148
Gray Oak Pipeline, 3.45%, 10/15/27 (1) 60,000 62
Hasbro, 3.55%, 11/19/26  240,000 263
Healthcare Realty Trust, 2.05%, 3/15/31  190,000 182
Healthcare Realty Trust, 3.625%, 1/15/28  575,000 627
Healthpeak Properties, 2.875%, 1/15/31  75,000 78
Healthpeak Properties, 3.25%, 7/15/26  65,000 72
Healthpeak Properties, 3.50%, 7/15/29  75,000 82
Heathrow Funding, 4.875%, 7/15/21 (1) 570,000 579
Highwoods Realty, 3.05%, 2/15/30  685,000 705
Highwoods Realty, 4.125%, 3/15/28  570,000 633

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
HSBC Holdings, 3.90%, 5/25/26  415,000 464
HSBC Holdings, VR, 1.645%, 4/18/26 (12) 205,000 207
HSBC Holdings, VR, 2.099%, 6/4/26 (12) 570,000 589
Humana, 4.875%, 4/1/30  392,000 471
Hyundai Capital America, 1.80%, 10/15/25 (1) 250,000 253
Hyundai Capital America, 2.375%, 2/10/23 (1) 485,000 500
Intercontinental Exchange, 1.85%, 9/15/32  1,340,000 1,272
Intercontinental Exchange, 2.10%, 6/15/30  660,000 657
JPMorgan Chase, VR, 1.764%, 11/19/31 (12) 1,340,000 1,286
JPMorgan Chase, VR, 2.182%, 6/1/28 (12) 680,000 700
JPMorgan Chase, VR, 2.522%, 4/22/31 (12) 1,250,000 1,278
JPMorgan Chase, VR, 2.739%, 10/15/30 (12) 415,000 435
JPMorgan Chase, VR, 2.956%, 5/13/31 (12) 1,695,000 1,769
JPMorgan Chase, VR, 3.54%, 5/1/28 (12) 275,000 306
Keysight Technologies, 4.60%, 4/6/27  149,000 175
Kookmin Bank, 4.50%, 2/1/29  650,000 744
Las Vegas Sands, 3.20%, 8/8/24  125,000 131
Las Vegas Sands, 3.50%, 8/18/26  210,000 222
Longfor Group Holdings, 3.95%, 9/16/29  550,000 595
Marsh & McLennan, 2.25%, 11/15/30  185,000 187
Micron Technology, 4.185%, 2/15/27  615,000 696
Micron Technology, 5.327%, 2/6/29  226,000 271
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 790,000 859
Morgan Stanley, 3.625%, 1/20/27  770,000 864
Morgan Stanley, 4.00%, 7/23/25  595,000 669
Morgan Stanley, VR, 1.794%, 2/13/32 (12) 1,670,000 1,593
Morgan Stanley, VR, 1.928%, 4/28/32 (12) 180,000 175
Morgan Stanley, VR, 4.431%, 1/23/30 (12) 185,000 216
Natwest Group, 5.125%, 5/28/24  355,000 397
Netflix, 4.625%, 5/15/29 (EUR)  655,000 980
NiSource, 1.70%, 2/15/31  315,000 300
NiSource, 3.60%, 5/1/30  365,000 406
NRG Energy, 4.45%, 6/15/29 (1) 260,000 287
NTT Finance, 1.591%, 4/3/28 (1) 625,000 621
NTT Finance, 2.065%, 4/3/31 (1) 200,000 199
NXP, 2.70%, 5/1/25 (1) 50,000 53
NXP, 3.15%, 5/1/27 (1) 95,000 103
NXP, 5.35%, 3/1/26 (1) 205,000 242
Occidental Petroleum, 2.90%, 8/15/24  925,000 901
Pacific Gas & Electric, 2.10%, 8/1/27  495,000 492
Pacific Gas & Electric, 2.50%, 2/1/31  570,000 554
Pacific Gas & Electric, 3.30%, 8/1/40  480,000 457
Pacific Gas & Electric, 3.95%, 12/1/47  320,000 310
Pacific Gas & Electric, 4.55%, 7/1/30  1,230,000 1,369
PerkinElmer, 3.30%, 9/15/29  195,000 209
Perrigo Finance Unlimited, 3.15%, 6/15/30  200,000 205

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Perrigo Finance Unlimited, 3.90%, 12/15/24  440,000 482
Perrigo Finance Unlimited, 4.375%, 3/15/26  455,000 511
Prologis, 1.25%, 10/15/30  185,000 174
Regency Centers, 3.70%, 6/15/30  385,000 422
Reliance Industries, 3.667%, 11/30/27  1,125,000 1,253
Reynolds American, 4.45%, 6/12/25  710,000 792
Ross Stores, 1.875%, 4/15/31  410,000 395
Sabine Pass Liquefaction, 4.50%, 5/15/30  95,000 109
Sabine Pass Liquefaction, 5.00%, 3/15/27  1,105,000 1,278
Sabine Pass Liquefaction, 5.75%, 5/15/24  200,000 227
Sabine Pass Liquefaction, 5.875%, 6/30/26  629,000 749
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (12) 715,000 719
SBA Tower Trust, 2.328%, 1/15/28 (1) 150,000 156
SBA Tower Trust, 2.836%, 1/15/25 (1) 580,000 617
SBA Tower Trust, 3.168%, 4/11/22 (1) 545,000 547
SBA Tower Trust, 3.448%, 3/15/23 (1) 235,000 248
SBA Tower Trust, Series 2014-2A, Class C, STEP, 3.869%,
10/15/49 (1) 620,000 654
Sempra Energy, 3.40%, 2/1/28  875,000 960
Shinhan Bank, 4.00%, 4/23/29  500,000 554
Simon Property Group, 2.65%, 7/15/30  385,000 391
Simon Property Group, 3.30%, 1/15/26  95,000 103
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 520,000 553
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1) 200,000 214
Southern, 3.25%, 7/1/26  575,000 624
Standard Chartered, VR, 4.644%, 4/1/31 (1)(12) 1,220,000 1,423
Synchrony Financial, 4.25%, 8/15/24  105,000 115
Synchrony Financial, 4.375%, 3/19/24  145,000 159
T-Mobile USA, 2.05%, 2/15/28 (1) 260,000 259
T-Mobile USA, 3.75%, 4/15/27 (1) 1,260,000 1,389
Tengizchevroil Finance International, 4.00%, 8/15/26  900,000 978
Transcontinental Gas Pipe Line, 3.25%, 5/15/30  100,000 107
Transcontinental Gas Pipe Line, 4.00%, 3/15/28  430,000 483
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  270,000 310
Transurban Finance, 2.45%, 3/16/31 (1) 270,000 274
Transurban Finance, 3.375%, 3/22/27 (1) 145,000 160
Transurban Finance, 4.125%, 2/2/26 (1) 120,000 135
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  179,980 175
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28  152,099 148
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  98,523 97
UnitedHealth Group, 2.00%, 5/15/30  195,000 195
Valero Energy, 2.15%, 9/15/27  180,000 180
Vanke Real Estate Hong Kong, 5.35%, 3/11/24  1,100,000 1,227
VEREIT Operating Partnership, 2.20%, 6/15/28  100,000 99
VEREIT Operating Partnership, 2.85%, 12/15/32  480,000 479
VEREIT Operating Partnership, 3.40%, 1/15/28  95,000 102

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
VEREIT Operating Partnership, 3.95%, 8/15/27  934,000 1,050
VEREIT Operating Partnership, 4.60%, 2/6/24  1,455,000 1,598
VEREIT Operating Partnership, 4.625%, 11/1/25  300,000 342
VEREIT Operating Partnership, 4.875%, 6/1/26  120,000 139
Verizon Communications, 2.65%, 11/20/40  440,000 410
Verizon Communications, 2.875%, 11/20/50  495,000 449
Verizon Communications, 2.987%, 10/30/56 (1) 880,000 796
Verizon Communications, 4.329%, 9/21/28  855,000 991
Verizon Communications, 4.522%, 9/15/48  405,000 477
Verizon Communications, 4.75%, 11/1/41  155,000 189
Verizon Communications, 4.862%, 8/21/46  100,000 124
Vistra Operations, 3.55%, 7/15/24 (1) 870,000 933
Vodafone Group, 4.375%, 5/30/28  255,000 298
Vodafone Group, 4.875%, 6/19/49  615,000 742
Vodafone Group, 5.25%, 5/30/48  915,000 1,184
Volkswagen Bank, 2.50%, 7/31/26 (EUR)  400,000 533
Volkswagen Group of America Finance, 1.625%, 11/24/27 (1) 200,000 198
Volkswagen Group of America Finance, 2.85%, 9/26/24 (1) 280,000 298
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 970,000 1,054
Wells Fargo, 4.30%, 7/22/27  370,000 427
Wells Fargo, VR, 2.188%, 4/30/26 (12) 340,000 354
Wells Fargo, VR, 2.393%, 6/2/28 (12) 1,545,000 1,604
Wells Fargo, VR, 2.572%, 2/11/31 (12) 1,290,000 1,330
Wells Fargo, VR, 2.879%, 10/30/30 (12) 1,150,000 1,213
Westlake Chemical, 1.625%, 7/17/29 (EUR)  215,000 266
Williams, 3.90%, 1/15/25  845,000 920
Williams, 4.00%, 9/15/25  120,000 133
Williams, 5.10%, 9/15/45  465,000 545
Woodside Finance, 3.65%, 3/5/25 (1) 1,345,000 1,437
Woodside Finance, 3.70%, 9/15/26 (1) 438,000 475
Woodside Finance, 3.70%, 3/15/28 (1) 750,000 789
WPP Finance 2010, 3.75%, 9/19/24  670,000 737
Yili Holding Investment, 1.625%, 11/19/25  1,490,000 1,477
Total Corporate Bonds (Cost $146,002) 152,983
EQUITY MUTUAL FUNDS 4.2%
T. Rowe Price Institutional Emerging Markets Equity Fund (3) 1,569,197 80,312
T. Rowe Price Real Assets Fund - I Class (3) 1,944,544 25,104
Total Equity Mutual Funds (Cost $60,555) 105,416
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.2%
Equate Petrochemical, 4.25%, 11/3/26  850,000 926

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
QNB Finance, 2.75%, 2/12/27  700,000 737
Saudi Arabian Oil, 3.50%, 4/16/29 (1) 700,000 764
Saudi Electricity Global Sukuk, 4.723%, 9/27/28  650,000 770
Syngenta Finance, 3.933%, 4/23/21 (1) 890,000 893
TNB Global Ventures Capital, 3.244%, 10/19/26  700,000 750
Total Foreign Government Obligations & Municipalities (Cost
$4,781) 4,840
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.3%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A,
ARM, 1M USD LIBOR + 0.88%, 0.992%, 9/15/34 (1) 369,560 370
Angel Oak Mortgage Trust, Series 2019-3, Class A2, CMO, ARM,
3.136%, 5/25/59 (1) 268,054 270
Angel Oak Mortgage Trust, Series 2019-3, Class A3, CMO, ARM,
3.238%, 5/25/59 (1) 280,718 282
Angel Oak Mortgage Trust, Series 2020-3, Class A1, CMO, ARM,
1.691%, 4/25/65 (1) 405,979 410
Angel Oak Mortgage Trust, Series 2020-5, Class A3, CMO, ARM,
2.041%, 5/25/65 (1) 208,961 211
Angel Oak Mortgage Trust, Series 2020-6, Class A3, CMO, ARM,
1.775%, 5/25/65 (1) 611,407 618
Angel Oak Mortgage Trust I, Series 2019-1, Class A2, CMO, ARM,
4.022%, 11/25/48 (1) 126,450 129
Angel Oak Mortgage Trust I, Series 2019-4, Class A3, CMO, ARM,
3.301%, 7/26/49 (1) 402,425 407
Ashford Hospitality Trust, Series 2018-ASHF, Class B, ARM, 1M
USD LIBOR + 1.25%, 1.356%, 4/15/35 (1) 395,000 392
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class A, ARM, 1M
USD LIBOR + 0.93%, 1.043%, 12/15/36 (1) 935,000 935
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, ARM, 1M
USD LIBOR + 1.25%, 1.362%, 9/15/32 (1) 235,000 235
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class D, ARM, 1M
USD LIBOR + 1.80%, 1.912%, 9/15/32 (1) 285,000 281
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class D,
ARM, 1M USD LIBOR + 2.16%, 2.266%, 11/15/34 (1) 235,000 232
Bayview Mortgage Fund IVc Trust, Series 2017-RT3, Class A,
CMO, ARM, 3.50%, 1/28/58 (1) 206,567 209
Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1,
Class A1, CMO, ARM, 3.00%, 3/28/57 (1) 33,139 34
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4,
Class A, CMO, ARM, 3.50%, 1/28/55 (1) 49,077 50
Benchmark Mortgage Trust, Series 2018-B1, Class AM, ARM,
3.878%, 1/15/51  295,000 330
BFLD, Series 2019-DPLO, Class C, ARM, 1M USD LIBOR + 1.54%,
1.653%, 10/15/34 (1) 750,000 747

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class
C, ARM, 3.662%, 11/15/52  280,000 290
CIM Trust, Series 2019-INV3, Class A15, CMO, ARM, 3.50%,
8/25/49 (1) 181,167 185
CIM Trust, Series 2020-INV1, Class A2, CMO, ARM, 2.50%,
4/25/50 (1) 736,388 757
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class
AS, 4.026%, 5/10/47  375,000 408
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class
A5, 3.137%, 2/10/48  270,000 290
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class
AS, 3.571%, 2/10/48  135,000 146
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class AS,
3.764%, 10/12/50  505,000 558
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class AS,
3.915%, 4/14/50  230,000 256
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A,
2.647%, 12/10/41 (1) 950,000 990
Cold Storage Trust, Series 2020-ICE5, Class C, ARM, 1M USD
LIBOR + 1.65%, 1.762%, 11/15/37 (1) 231,003 232
COLT Mortgage Loan Trust, Series 2020-3, Class A1, CMO, ARM,
1.506%, 4/27/65 (1) 244,157 246
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO, ARM,
2.38%, 4/27/65 (1) 385,409 391
Commercial Mortgage Trust, Series 2015-CR24, Class A5,
3.696%, 8/10/48  1,005,000 1,113
Commercial Mortgage Trust, Series 2015-CR24, Class AM, ARM,
4.028%, 8/10/48  265,000 292
Commercial Mortgage Trust, Series 2015-LC21, Class B, ARM,
4.335%, 7/10/48  435,000 471
Commercial Mortgage Trust, Series 2015-PC1, Class B, ARM,
4.325%, 7/10/50  220,000 234
Commercial Mortgage Trust, Series 2016-CR28, Class A4,
3.762%, 2/10/49  525,000 584
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  292,862 315
Connecticut Avenue Securities, Series 2017-C02, Class 2ED3,
CMO, ARM, 1M USD LIBOR + 1.35%, 1.468%, 9/25/29  601,996 603
Connecticut Avenue Securities, Series 2017-C04, Class 2ED2,
CMO, ARM, 1M USD LIBOR + 1.10%, 1.218%, 11/25/29  728,143 719
Connecticut Avenue Securities, Series 2017-C06, Class 1M2B,
CMO, ARM, 1M USD LIBOR + 2.65%, 2.768%, 2/25/30  500,000 502
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, 1M USD LIBOR + 1.00%, 1.118%, 2/25/30  356,677 354
Connecticut Avenue Securities, Series 2018-C01, Class 1ED2,
CMO, ARM, 1M USD LIBOR + 0.85%, 0.968%, 7/25/30  611,969 605

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Connecticut Avenue Securities, Series 2018-C02, Class 2EB2,
CMO, ARM, 1M USD LIBOR + 0.90%, 1.018%, 8/25/30  308,106 302
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M1,
CMO, ARM, 1M USD LIBOR + 0.75%, 0.868%, 1/25/40 (1) 117,737 118
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5,
3.09%, 1/15/49  345,000 372
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class AS,
3.278%, 9/15/52  280,000 302
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class B,
3.48%, 9/15/52  325,000 338
DBCG Mortgage Trust, Series 2017-BBG, Class A, ARM, 1M USD
LIBOR + 0.70%, 0.812%, 6/15/34 (1) 360,000 360
DC Office Trust, Series 2019-MTC, Class D, ARM, 3.072%,
9/15/45 (1) 510,000 499
Deephaven Residential Mortgage Trust, Series 2019-2A, Class A1,
CMO, ARM, 3.558%, 4/25/59 (1) 201,954 203
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A,
ARM, 3.555%, 9/10/35 (1) 205,000 224
Ellington Financial Mortgage Trust, Series 2019-2, Class A1, CMO,
ARM, 2.739%, 11/25/59 (1) 294,600 301
FirstKey Mortgage Trust, Series 2014-1, Class B2, CMO, ARM,
3.985%, 11/25/44 (1) 155,451 157
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO, ARM,
1M USD LIBOR + 0.85%, 0.968%, 3/25/50 (1) 189,647 190
FREMF Mortgage Trust, Series 2018-K731, Class B, ARM, 3.932%,
2/25/25 (1) 705,000 765
FREMF Mortgage Trust, Series 2019-K100, Class B, ARM, 3.49%,
11/25/52 (1) 730,000 780
FREMF Mortgage Trust, Series 2019-K92, Class B, ARM, 4.193%,
5/25/52 (1) 245,000 275
FREMF Mortgage Trust, Series 2019-K94, Class B, ARM, 3.965%,
7/25/52 (1) 300,000 333
FREMF Mortgage Trust, Series 2019-K98, Class B, ARM, 3.737%,
10/25/52 (1) 505,000 549
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (1) 167,933 173
Galton Funding Mortgage Trust, Series 2018-2, Class A22, CMO,
ARM, 4.00%, 10/25/58 (1) 191,453 198
Galton Funding Mortgage Trust, Series 2019-2, Class A42, CMO,
ARM, 3.50%, 6/25/59 (1) 88,568 89
Galton Funding Mortgage Trust, Series 2019-H1, Class A1, CMO,
ARM, 2.657%, 10/25/59 (1) 272,629 278
Galton Funding Mortgage Trust, Series 2019-H1, Class A3, CMO,
ARM, 2.964%, 10/25/59 (1) 463,434 469
Galton Funding Mortgage Trust, Series 2020-H1, Class A1, CMO,
ARM, 2.31%, 1/25/60 (1) 400,588 409

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Goldman Sachs Mortgage Securities Trust, Series 2013-GC16,
Class B, ARM, 5.161%, 11/10/46  1,280,000 1,380
Goldman Sachs Mortgage Securities Trust, Series 2015-GC28,
Class AS, 3.759%, 2/10/48  415,000 452
Goldman Sachs Mortgage Securities Trust, Series 2017-GS8,
Class C, ARM, 4.336%, 11/10/50  720,000 763
Goldman Sachs Mortgage Securities Trust, Series 2019-SOHO,
Class C, ARM, 1M USD LIBOR + 1.30%, 1.42%, 6/15/36 (1) 800,000 800
Goldman Sachs Mortgage-Backed Securities Trust, Series 2019-
PJ1, Class A8, CMO, ARM, 4.00%, 8/25/49 (1) 320,381 330
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M USD
LIBOR + 1.633%, 1.739%, 12/15/36 (1) 425,000 421
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class
2A1, CMO, ARM, 1.964%, 7/25/44 (1) 16,525 17
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 3.00%, 10/25/50 (1) 521,126 532
Hilton Orlando Trust, Series 2018-ORL, Class A, ARM, 1M USD
LIBOR + 0.92%, 1.026%, 12/15/34 (1) 629,000 629
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1,
CMO, ARM, 3.454%, 1/25/59 (1) 275,599 279
Homeward Opportunities Fund I Trust, Series 2019-1, Class A3,
CMO, ARM, 3.606%, 1/25/59 (1) 422,981 428
Homeward Opportunities Fund I Trust, Series 2019-3, Class A1,
CMO, ARM, 2.675%, 11/25/59 (1) 211,036 215
Homeward Opportunities Fund I Trust, Series 2019-3, Class A3,
CMO, ARM, 3.031%, 11/25/59 (1) 333,541 339
Homeward Opportunities Fund I Trust, Series 2020-2, Class A1,
CMO, ARM, 1.657%, 5/25/65 (1) 367,195 371
Independence Plaza Trust, Series 2018-INDP, Class C, 4.158%,
7/10/35 (1) 895,000 941
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, ARM, 1M
USD LIBOR + 0.95%, 1.063%, 1/15/33 (1) 280,000 280
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 190,000 202
JPMorgan Mortgage Trust, Series 2019-INV2, Class A3, CMO,
ARM, 3.50%, 2/25/50 (1) 175,455 182
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 282,938 291
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 327,613 338
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 265,199 274
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50 (1) 157,493 161
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 368,474 378

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
MetLife Securitization Trust, Series 2018-1A, Class A, CMO, ARM,
3.75%, 3/25/57 (1) 391,546 413
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, CMO,
ARM, 2.50%, 4/25/57 (1) 43,917 44
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, CMO,
ARM, 2.75%, 7/25/59 (1) 126,108 128
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-
C18, Class 300A, 3.749%, 8/15/31  255,000 269
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C24, Class AS, ARM, 4.036%, 5/15/48  125,000 138
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C27, Class AS, 4.068%, 12/15/47  375,000 417
Morgan Stanley Capital I Trust, Series 2015-MS1, Class AS, ARM,
4.031%, 5/15/48  45,000 50
Morgan Stanley Capital I Trust, Series 2017-ASHF, Class B, ARM,
1M USD LIBOR + 1.25%, 1.356%, 11/15/34 (1) 1,475,000 1,468
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class
A1, CMO, ARM, 3.60%, 4/25/49 (1) 274,709 277
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class
A2, CMO, ARM, 3.701%, 4/25/49 (1) 149,863 151
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class
A1, CMO, ARM, 2.71%, 11/25/59 (1) 609,312 626
New Residential Mortgage Loan Trust, Series 2020-NQM1, Class
A1, CMO, ARM, 2.464%, 1/26/60 (1) 366,352 374
OBX Trust, Series 2019-EXP2, Class 1A3, CMO, ARM, 4.00%,
6/25/59 (1) 269,430 281
OBX Trust, Series 2019-EXP3, Class 1A8, CMO, ARM, 3.50%,
10/25/59 (1) 199,670 204
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 245,520 253
OBX Trust, Series 2020-EXP1, Class 2A1, CMO, ARM, 1M USD
LIBOR + 0.75%, 0.868%, 2/25/60 (1) 102,928 104
OBX Trust, Series 2020-EXP2, Class A8, CMO, ARM, 3.00%,
5/25/60 (1) 679,246 698
Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%,
4/13/33 (1) 259,000 239
Seasoned Credit Risk Transfer Trust, Series 2016-1, Class M1,
CMO, ARM, 3.00%, 9/25/55 (1) 67,303 67
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.48%, 4/25/43  435,202 449
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.826%, 8/25/47 (1) 260,705 276
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 216,205 220
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO, ARM,
3.50%, 2/25/48 (1) 65,432 67

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 182,573 186
Sequoia Mortgage Trust, Series 2018-CH4, Class A2, CMO, ARM,
4.00%, 10/25/48 (1) 178,338 182
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 234,941 239
Starwood Mortgage Residential Trust, Series 2018-IMC2, Class
A1, CMO, ARM, 4.121%, 10/25/48 (1) 444,442 462
Starwood Mortgage Residential Trust, Series 2019-1, Class A1,
CMO, ARM, 2.941%, 6/25/49 (1) 289,014 293
Starwood Mortgage Residential Trust, Series 2019-1, Class A2,
CMO, ARM, 3.146%, 6/25/49 (1) 357,297 363
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class
A1, CMO, ARM, 3.468%, 2/25/49 (1) 214,452 216
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class
A2, CMO, ARM, 3.651%, 2/25/49 (1) 364,638 368
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A1,
CMO, ARM, 2.61%, 9/27/49 (1) 392,605 400
Structured Agency Credit Risk Debt Notes, Series 2015-DNA3,
Class M3, CMO, ARM, 1M USD LIBOR + 4.70%, 4.818%, 4/25/28  287,146 299
Structured Agency Credit Risk Debt Notes, Series 2016-HQA3,
Class M2, CMO, ARM, 1M USD LIBOR + 1.35%, 1.468%, 3/25/29  15,013 15
Structured Agency Credit Risk Debt Notes, Series 2017-DNA2,
Class M1, CMO, ARM, 1M USD LIBOR + 1.20%, 1.318%,
10/25/29  48,431 49
Structured Agency Credit Risk Debt Notes, Series 2018-DNA1,
Class M2AT, CMO, ARM, 1M USD LIBOR + 1.05%, 1.168%,
7/25/30  457,831 456
Structured Agency Credit Risk Debt Notes, Series 2018-DNA2,
Class M1, CMO, ARM, 1M USD LIBOR + 0.80%, 0.918%,
12/25/30 (1) 112,423 112
Structured Agency Credit Risk Debt Notes, Series 2018-DNA3,
Class M1, CMO, ARM, 1M USD LIBOR + 0.75%, 0.868%,
9/25/48 (1) 484 —
Structured Agency Credit Risk Debt Notes, Series 2018-HQA1,
Class M2AS, CMO, ARM, 1M USD LIBOR + 1.10%, 1.218%,
9/25/30  327,830 328
Structured Agency Credit Risk Debt Notes, Series 2018-HRP2,
Class M2, CMO, ARM, 1M USD LIBOR + 1.25%, 1.368%,
2/25/47 (1) 372,913 374
Structured Agency Credit Risk Debt Notes, Series 2020-DNA2,
Class M1, CMO, ARM, 1M USD LIBOR + 0.75%, 0.868%,
2/25/50 (1) 212,323 212
Structured Agency Credit Risk Debt Notes, Series 2020-DNA4,
Class M1, CMO, ARM, 1M USD LIBOR + 1.50%, 1.618%,
8/25/50 (1) 219,465 220
Structured Agency Credit Risk Debt Notes, Series 2020-DNA5,
Class M2, CMO, ARM, SOFR30A + 2.80%, 2.845%, 10/25/50 (1) 540,000 545

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Structured Agency Credit Risk Debt Notes, Series 2020-HQA3,
Class M1, CMO, ARM, 1M USD LIBOR + 1.55%, 1.668%,
7/25/50 (1) 47,908 48
Structured Agency Credit Risk Debt Notes, Series 2020-HQA5,
Class M1, CMO, ARM, SOFR30A + 1.10%, 1.145%, 11/25/50 (1) 261,949 262
Towd Point Mortgage Trust, Series 2015-3, Class A1B, CMO, ARM,
3.00%, 3/25/54 (1) 9,225 9
Towd Point Mortgage Trust, Series 2015-4, Class A1B, CMO, ARM,
2.75%, 4/25/55 (1) 20,690 21
Towd Point Mortgage Trust, Series 2015-4, Class M1, CMO, ARM,
3.75%, 4/25/55 (1) 610,000 639
Towd Point Mortgage Trust, Series 2015-5, Class A1B, CMO, ARM,
2.75%, 5/25/55 (1) 25,382 26
Towd Point Mortgage Trust, Series 2016-1, Class A1B, CMO, ARM,
2.75%, 2/25/55 (1) 45,883 46
Towd Point Mortgage Trust, Series 2016-1, Class A3B, CMO, ARM,
3.00%, 2/25/55 (1) 96,611 99
Towd Point Mortgage Trust, Series 2016-2, Class A1A, CMO, ARM,
2.75%, 8/25/55 (1) 69,922 71
Towd Point Mortgage Trust, Series 2016-4, Class A1, CMO, ARM,
2.25%, 7/25/56 (1) 90,782 92
Towd Point Mortgage Trust, Series 2017-1, Class A1, CMO, ARM,
2.75%, 10/25/56 (1) 111,919 114
Towd Point Mortgage Trust, Series 2017-2, Class A1, CMO, ARM,
2.75%, 4/25/57 (1) 40,060 41
Towd Point Mortgage Trust, Series 2017-5, Class A1, CMO, ARM,
1M USD LIBOR + 0.60%, 0.718%, 2/25/57 (1) 108,427 108
Towd Point Mortgage Trust, Series 2018-3, Class A1, CMO, ARM,
3.75%, 5/25/58 (1) 418,984 443
Towd Point Mortgage Trust, Series 2018-SJ1, Class A1, CMO,
ARM, 4.00%, 10/25/58 (1) 71,411 72
Verus Securitization Trust, Series 2019-1, Class A1, CMO, ARM,
3.836%, 2/25/59 (1) 359,506 362
Verus Securitization Trust, Series 2019-2, Class A3, CMO, ARM,
3.448%, 5/25/59 (1) 796,500 800
Verus Securitization Trust, Series 2019-3, Class A3, CMO, STEP,
3.04%, 7/25/59 (1) 247,210 253
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59 (1) 289,876 296
Verus Securitization Trust, Series 2019-INV1, Class A1, CMO,
ARM, 3.402%, 12/25/59 (1) 178,616 181
Verus Securitization Trust, Series 2019-INV2, Class A2, CMO,
ARM, 3.117%, 7/25/59 (1) 532,911 546
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 2.692%, 11/25/59 (1) 866,092 889
Verus Securitization Trust, Series 2020-1, Class A3, CMO, STEP,
2.724%, 1/25/60 (1) 422,661 430

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.889%, 3/25/60 (1) 100,000 104
Vista Point Securitization Trust, Series 2020-1, Class A1, CMO,
ARM, 1.763%, 3/25/65 (1) 282,435 285
Vista Point Securitization Trust, Series 2020-2, Class M1, CMO,
ARM, 3.401%, 4/25/65 (1) 305,000 311
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class
C, ARM, 4.209%, 6/15/48  1,025,000 1,110
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class
C, ARM, 4.293%, 7/15/58  70,000 75
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class
B, 4.025%, 9/15/50  1,335,000 1,456
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR,
Class A, ARM, 2.501%, 9/15/31 (1) 695,000 711
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class
B, 3.139%, 2/15/53  384,079 404
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class
C, ARM, 1M USD LIBOR + 1.80%, 1.95%, 2/15/40 (1) 330,000 331
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class AS,
ARM, 4.069%, 9/15/57  525,000 574
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 485,000 531
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$57,351) 58,642
PRIVATE INVESTMENT COMPANIES 5.0%
Blackstone Partners Offshore Fund (5)(8) 97,765 126,522
Total Private Investment Companies (Cost $99,482) 126,522
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 3.6%
U.S. Government Agency Obligations 2.7% (13)
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  416,733 65
Federal Home Loan Mortgage
2.50%, 4/1/30  271,334 287
3.00%, 12/1/42 - 4/1/47  1,220,786 1,307
3.50%, 8/1/42 - 3/1/44  806,495 881
4.00%, 8/1/40 - 9/1/45  699,718 770
4.50%, 9/1/23 - 10/1/41  515,458 580
5.00%, 7/1/25 - 8/1/40  332,049 386
5.50%, 11/1/21 - 10/1/38  101,047 119
6.00%, 8/1/21 - 8/1/38  86,157 102
6.50%, 3/1/32 - 9/1/34  43,069 49

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
7.00%, 4/1/32 - 6/1/32  2,517 2
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 2.725%, 7/1/35  1,568 2
12M USD LIBOR + 1.735%, 2.109%, 2/1/37  13,786 14
12M USD LIBOR + 1.78%, 2.16%, 2/1/37  7,442 8
12M USD LIBOR + 1.78%, 2.285%, 9/1/32  363 —
12M USD LIBOR + 1.831%, 2.205%, 1/1/37  7,948 8
12M USD LIBOR + 1.929%, 2.314%, 12/1/36  5,194 6
12M USD LIBOR + 2.03%, 2.448%, 11/1/36  8,297 8
12M USD LIBOR + 2.191%, 2.897%, 2/1/37  13,711 15
1Y CMT + 2.25%, 2.567%, 10/1/36  4,001 4
Federal Home Loan Mortgage, UMBS
3.00%, 5/1/31 - 12/1/50  1,677,376 1,776
4.00%, 12/1/49 - 2/1/50  1,278,337 1,383
4.50%, 5/1/50  148,147 162
Federal National Mortgage Assn., CMO, 4.00%, 6/25/44  165,508 169
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  1,947 —
Federal National Mortgage Assn., ARM, 12M USD LIBOR + 1.89%,
2.638%, 8/1/36  11,586 12
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  147,597 157
3.50%, 6/1/42 - 5/1/46  1,635,342 1,788
4.00%, 11/1/40  506,646 556
Federal National Mortgage Assn., UMBS
2.50%, 8/1/30 - 12/1/50  4,298,619 4,470
3.00%, 1/1/27 - 7/1/50  12,739,303 13,653
3.50%, 1/1/30 - 7/1/50  8,138,687 8,756
4.00%, 11/1/40 - 1/1/50  4,184,603 4,590
4.50%, 10/1/26 - 5/1/50  2,845,273 3,177
5.00%, 9/1/23 - 12/1/47  728,604 847
5.50%, 12/1/34 - 9/1/41  746,575 872
6.00%, 5/1/21 - 1/1/41  648,815 769
6.50%, 7/1/32 - 5/1/40  223,562 262
7.00%, 1/1/31 - 7/1/32  3,691 4
UMBS, TBA(14)
2.00%, 4/1/36 - 3/1/51  8,245,000 8,367
2.50%, 3/1/36 - 3/1/51  5,410,000 5,610
3.00%, 3/1/51  4,030,000 4,218
4.00%, 3/1/51  905,000 972
4.50%, 3/1/51  1,530,000 1,664
68,847
U.S. Government Obligations 0.9%
Government National Mortgage Assn.
2.50%, 1/20/51  1,491,156 1,549
3.00%, 7/15/43 - 7/20/50  4,746,396 5,012

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
3.50%, 8/20/42 - 1/20/49  4,339,714 4,701
4.00%, 2/20/41 - 1/20/48  1,639,007 1,793
4.50%, 11/20/39 - 9/20/47  1,153,855 1,291
5.00%, 7/20/39 - 8/20/48  1,535,902 1,736
5.50%, 1/20/36 - 3/20/49  771,258 871
6.00%, 4/15/36 - 12/20/38  37,223 44
6.50%, 12/20/33  1,455 2
7.00%, 2/20/27 - 7/20/27  3,518 4
7.50%, 11/15/25 - 6/15/32  5,629 6
8.00%, 10/20/25  241 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  251,574 263
Government National Mortgage Assn., CMO, IO
3.50%, 4/20/39 - 5/20/43  122,288 14
4.00%, 5/20/37 - 2/20/43  180,998 13
4.50%, 12/20/39  9,441 —
Government National Mortgage Assn., TBA(14)
2.00%, 3/20/51  520,000 528
2.50%, 3/20/51  2,140,000 2,222
3.00%, 4/20/51  805,000 839
4.00%, 3/20/51  990,000 1,059
21,947
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $88,772) 90,794
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 4.2%
U.S. Treasury Obligations 4.2%
U.S. Treasury Bonds, 1.375%, 11/15/40  13,630,000 12,199
U.S. Treasury Bonds, 1.625%, 11/15/50  5,200,000 4,626
U.S. Treasury Bonds, 1.875%, 2/15/41  2,440,000 2,387
U.S. Treasury Bonds, 1.875%, 2/15/51  1,350,000 1,278
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  1,567,328 1,686
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  4,452,715 4,854
U.S. Treasury Notes, 0.125%, 12/31/22  690,000 690
U.S. Treasury Notes, 0.125%, 1/31/23  9,880,000 9,878
U.S. Treasury Notes, 0.125%, 5/15/23  3,510,000 3,507
U.S. Treasury Notes, 0.125%, 1/15/24  14,840,000 14,782
U.S. Treasury Notes, 0.125%, 2/15/24  1,765,000 1,757
U.S. Treasury Notes, 0.375%, 12/31/25  11,515,000 11,341
U.S. Treasury Notes, 0.375%, 1/31/26  14,800,000 14,562
U.S. Treasury Notes, 0.375%, 9/30/27  6,855,000 6,559
U.S. Treasury Notes, 1.375%, 10/15/22  2,420,000 2,469
U.S. Treasury Notes, 1.625%, 11/15/22 (15) 12,895,000 13,223

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Notes, 1.625%, 12/15/22  805,000 827
106,625
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $108,022) 106,625
SHORT-TERM INVESTMENTS 12.4%
Money Market Funds 12.4%
T. Rowe Price Treasury Reserve Fund, 0.05% (3)(16) 313,102,161 313,102
Total Short-Term Investments (Cost $313,102) 313,102
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.3%
Short-Term Funds 0.3%
T. Rowe Price Short-Term Fund, 0.10% (3)(16) 677,843 6,778
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 6,778
Total Securities Lending Collateral (Cost $6,778) 6,778
Total Investments in Securities 101.4%
(Cost $2,028,598) $ 2,551,484
Other Assets Less Liabilities (1.4)% (35,377)
Net Assets 100.0% $ 2,516,107
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $110,352 and represents 4.4% of net assets.
(2) All or a portion of this loan is unsettled as of February 28, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies
(4) SEC 30-day yield
(5) Non-income producing
(6) All or a portion of this security is pledged to cover or as collateral for written call options at February 28, 2021.

T. ROWE PRICE Spectrum Conservative Allocation Fund

. .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . .
. . .
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $6,420 and represents 0.3% of net assets.
(8) Level 3 in fair value hierarchy.
(9) All or a portion of this security is on loan at February 28, 2021.
(10) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(11) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(12) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(13) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National
Mortgage Association and the Federal Home Loan Mortgage Corporation,
including UMBS, currently operate under a federal conservatorship.
(14) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $25,479 and represents 1.0% of net assets.
(15) At February 28, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(16) Seven-day yield
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar

T. ROWE PRICE Spectrum Conservative Allocation Fund

. .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . .
. . .
IDR Indonesian Rupiah
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian New Sol
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RUB Russian Ruble
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
Exchange-Traded Options Written (0.1)%
Description Contracts
Notional
Amount $ Value
S&P 500 Index, Call, 4/16/21 @ $3,825.00 211 80,415 (2,267)
Total Options Written (Premiums $(2,584)) $ (2,267)

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Bank of America, Protection Sold
(Relevant Credit: Boeing, Baa2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/21 1,030 7 5 2
Barclays Bank, Protection Sold (Relevant
Credit: Devon Energy, Ba1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 50 — — —
Barclays Bank, Protection Sold (Relevant
Credit: Republic of Chile, A1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/25 1,923 44 25 19
Barclays Bank, Protection Sold (Relevant
Credit: Republic of Indonesia, Baa2*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/25 500 6 1 5
Barclays Bank, Protection Sold (Relevant
Credit: United Mexican States, Baa1*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/25 * 1,628 (3) 8 (11)
BNP Paribas, Protection Sold (Relevant
Credit: Republic of Chile, A1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/25 977 22 16 6
Citibank, Protection Sold (Relevant
Credit: Devon Energy, Ba1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 100 1 — 1
Citibank, Protection Sold (Relevant Credit:
United Mexican States, Baa1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/25 762 (1) 4 (5)
Goldman Sachs, Protection Sold (Relevant
Credit: Republic of Indonesia, Baa2*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/25 1,887 22 1 21
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, A*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) 113 3 1 2

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Protection Sold (Relevant
Credit: Devon Energy, Ba1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 60 — (1) 1
Total Bilateral Credit Default Swaps, Protection Sold 60 41
Total Bilateral Swaps 60 41
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S35, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/25 5,132 476 495 (19)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S35, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/25 9,878 226 206 20
Total Centrally Cleared Credit Default Swaps,
Protection Sold 1
Total Centrally Cleared Swaps 1
Net payments (receipts) of variation margin to date 12
Variation margin receivable (payable) on centrally cleared swaps $ 13
* Credit ratings as of February 28, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $43.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/9/21 IDR 3,575,695 USD 253 $ (6)
Bank of America 4/9/21 INR 8,928 USD 121 (1)
Bank of America 4/16/21 MXN 4,795 USD 238 (10)
Bank of America 4/23/21 CAD 315 USD 246 1
Barclays Bank 4/9/21 USD 489 PEN 1,780 1
Canadian Imperial Bank
of Commerce 4/23/21 CAD 1,520 USD 1,204 (10)
Citibank 4/16/21 USD 480 MXN 9,845 12
Citibank 4/23/21 AUD 1,950 USD 1,497 3
Citibank 4/23/21 AUD 910 USD 709 (9)
Citibank 4/23/21 JPY 100,704 USD 970 (24)
Citibank 4/23/21 USD 1,213 NOK 10,285 27
Citibank 4/23/21 USD 1,243 NZD 1,725 (3)
Credit Suisse 4/9/21 RUB 18,615 USD 251 (3)
Credit Suisse 4/9/21 USD 493 INR 36,400 4
Credit Suisse 4/23/21 NOK 10,150 USD 1,191 (21)
Deutsche Bank 4/9/21 IDR 1,004,813 USD 71 (1)
Deutsche Bank 4/9/21 USD 493 IDR 6,980,685 12
Goldman Sachs 4/9/21 INR 8,927 USD 121 (1)
Goldman Sachs 4/16/21 MXN 5,050 USD 254 (14)
HSBC Bank 4/23/21 CAD 1,580 USD 1,238 3
HSBC Bank 4/23/21 CAD 955 USD 756 (5)
HSBC Bank 4/23/21 USD 1,264 CAD 1,605 3
HSBC Bank 5/21/21 USD 614 EUR 506 3
JPMorgan Chase 4/9/21 INR 18,545 USD 251 (2)
JPMorgan Chase 4/23/21 NOK 8,660 USD 1,016 (17)
JPMorgan Chase 4/23/21 NZD 3,440 USD 2,470 15
JPMorgan Chase 4/23/21 USD 1,283 AUD 1,655 9
JPMorgan Chase 4/23/21 USD 1,292 NOK 10,910 34
JPMorgan Chase 5/21/21 GBP 890 USD 1,221 19
JPMorgan Chase 5/21/21 USD 1,284 GBP 925 (5)
Morgan Stanley 4/9/21 PEN 1,780 USD 492 (4)
Morgan Stanley 4/23/21 NOK 12,720 USD 1,502 (35)
RBC Dominion Securities 4/23/21 CAD 1,865 USD 1,466 —
State Street 5/21/21 GBP 1,800 USD 2,504 5
UBS Investment Bank 4/9/21 IDR 2,400,177 USD 168 (3)
UBS Investment Bank 4/9/21 RUB 17,955 USD 238 1
UBS Investment Bank 4/9/21 USD 478 RUB 36,570 (9)
UBS Investment Bank 4/23/21 AUD 1,955 USD 1,507 (3)
UBS Investment Bank 4/23/21 JPY 129,581 USD 1,250 (33)
UBS Investment Bank 4/23/21 NZD 1,685 USD 1,217 —
UBS Investment Bank 4/23/21 USD 2,181 JPY 230,285 19

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 5/21/21 USD 1,216 EUR 1,004 $ 3
Net unrealized gain (loss) on open forward
currency exchange contracts $ (45)

T. ROWE PRICE Spectrum Conservative Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 53 MSCI EAFE Index contracts 3/21 (5,735) $ (176)
Long, 138 S&P 500 E-Mini Index contracts 3/21 26,284 (339)
Long, 81 U.S. Treasury Long Bond contracts 6/21 12,897 (100)
Short, 34 U.S. Treasury Notes five year contracts 6/21 (4,215) 34
Short, 9 U.S. Treasury Notes ten year contracts 6/21 (1,194) 15
Long, 296 U.S. Treasury Notes two year contracts 6/21 65,347 (56)
Long, 148 Ultra U.S. Treasury Bonds contracts 6/21 27,981 (79)
Short, 182 Ultra U.S. Treasury Notes ten year
contracts 6/21 (26,817) 201
Net payments (receipts) of variation margin to date 873
Variation margin receivable (payable) on open futures contracts $ 373

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 2.06% $ — $ 7,403 $ 3,030
T. Rowe Price Inflation Protected Bond Fund - I
Class, (0.48)% — — —
T. Rowe Price Institutional Emerging Markets
Bond Fund, 4.41% (766) 10,062 4,209
T. Rowe Price Institutional Emerging Markets
Equity Fund 1,858 25,259 363
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 3.35% (307) 2,676 1,560
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 3.45% (130) 7,422 4,402
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 1.12% 539 2,161 1,421
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, (0.81)% 1 6 —
T. Rowe Price Real Assets Fund - I Class (102) 5,487 426
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 1.66% 1,272 (2,263) 51
T. Rowe Price Treasury Reserve Fund, 0.05% — — 226
T. Rowe Price Short-Term Fund, 0.10% — — —++
Totals $ 2,365# $ 58,213 $ 15,688+

T. ROWE PRICE Spectrum Conservative Allocation Fund

The accompanying notes are an integral part of this Portfolio of
Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/20
Purchase
Cost
Sales
Cost
Value
02/28/21
T. Rowe Price Dynamic Global
Bond Fund - I Class, 2.06% $ 177,733 $ 16,530 $ — $ 201,666
T. Rowe Price Inflation
Protected Bond Fund - I Class,
(0.48)% 8 — — 8
T. Rowe Price Institutional
Emerging Markets Bond Fund,
4.41% 109,519 4,210 7,716 116,075
T. Rowe Price Institutional
Emerging Markets Equity Fund 67,081 462 12,490 80,312
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 3.35% 49,063 14,646 4,498 61,887
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
3.45% 97,461 14,343 7,645 111,581
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 1.12% 125,269 15,460 — 142,890
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, (0.81)% 131 2 — 139
T. Rowe Price Real Assets Fund
- I Class 22,043 1,176 3,602 25,104
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I Class,
1.66% 339 10,324 — 8,400
T. Rowe Price Treasury Reserve
Fund, 0.05% 182,764  ¤  ¤ 313,102
T. Rowe Price Short-Term Fund,
0.10% 3,880  ¤  ¤ 6,778
Total $ 1,067,942^
# Capital gain distributions from mutual funds represented $1,912 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $15,688 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,016,582.

T. ROWE PRICE Spectrum Conservative Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Conservative Allocation Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Spectrum Conservative Allocation Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Spectrum Conservative Allocation Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any

T. ROWE PRICE Spectrum Conservative Allocation Fund

fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 452,934 $ — $ 452,934
Bond Mutual Funds 642,646 — — 642,646
Common Stocks 680,271 217,097 1,584 898,952
Convertible Preferred Stocks — 441 4,693 5,134
Equity Mutual Funds 105,416 — — 105,416
Private Investment Companies — — 126,522 126,522
Short-Term Investments 313,102 — — 313,102
Securities Lending Collateral 6,778 — — 6,778
Total Securities 1,748,213 670,472 132,799 2,551,484
Swaps* — 125 — 125
Forward Currency Exchange
Contracts — 174 — 174
Futures Contracts* 250 — — 250
Total $ 1,748,463 $ 670,771 $ 132,799 $ 2,552,033
Liabilities
Options Written $ — $ 2,267 $ — $ 2,267
Swaps* — 23 — 23
Forward Currency Exchange
Contracts — 219 — 219
Futures Contracts* 750 — — 750
Total $ 750 $ 2,509 $ — $ 3,259

T. ROWE PRICE Spectrum Conservative Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 28, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at February 28, 2021, totaled $16,579,000 for the period ended
February 28, 2021. During the period, transfers out of Level 3 were because observable market data became available for the security.
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
6/1/20
Gain (Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Out of
Level 3
Ending
Balance
2/28/21
Investment in Securities
Common Stocks $ 1,349 $ 292 $ 20 $ — $ (77) $ 1,584
Convertible Preferred
Stocks 1,470 1,548 1,869 — (194) 4,693
Private Investment
Companies 112,571 14,701 5,250 (6,000) — 126,522
Total $ 115,390 $ 16,541 $ 7,139 $ (6,000) $ (271) $ 132,799

T. ROWE PRICE Spectrum Conservative Allocation Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level
3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Investment in
Securities
Common
Stock
$ 1,584 Recent
comparable
transaction
price(s)
—# —# —# —#
Rate of Return 15% 15% Increase
Market
comparable
Enterprise
Value to Sales
Multiple
1.1x
– 20.0x
3.1x Increase
Sales Growth
Rate
19% 19% Increase
Discount
for Lack of
Marketability
10% 10% Decrease
Projected
Enterprise
Value to
EBITDA
Multiple
12.0x 12.0x Increase
Enterprise
Value to Gross
Profit Multiple
5.2x
– 36.3x
10.3x Increase
Gross Profit
Growth Rate
21% 21% Increase
Enterprise
Value to
EBITDA
Multiple
10.0x 10.0x Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

($000s)
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Price to
Tangible Book
Value Multiple
0.9x
– 1.0x
1.0x Increase
Tangible Book
Value Growth
Rate
23% 23% Increase
Options Pricing
Model
Discount
for Lack of
Marketability
10% 10% Decrease
Risk-Free Rate 3% 3% Increase
Volatility 38%
– 43%
41% Increase
Private
Company
Valuation
—# —# —#
Expected
present value
Discount rate
for cost of
equity
20% 20% Decrease
Convertible
Preferred
Stocks
$ 4,693 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
Comparable
Enterprise
Value to Sales
Multiple
5.7x
– 20.0x
12.3x Increase
Sales Growth
Rate
12%
– 29%
23% Increase
Discount
for Lack of
Marketability
10% 10% Decrease
Enterprise
Value to Gross
Profit Multiple
8.3x
– 36.3x
19.1x Increase
Gross Profit
Rate
15%
– 29%
24% Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
F101-054Q3 02/21
($000s)
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Private
Investment
Companies
$ 126,522 Rollforward of
Investee NAV
Estimated
return
0.90% 0.90% Increase